UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2007 – JUNE 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2007

•	Managers Special Equity Fund

Managers Special Equity Fund

Semi-Annual Report — June 30, 2007 (unaudited)

Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS	5
Portfolio breakdown and top ten holdings at June 30, 2007

SCHEDULE OF PORTFOLIO INVESTMENTS	6

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	11
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	12
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	13
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	15
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. For example, most domestic equity indices rose 7% or more during the period and international stocks provided stronger returns. Meanwhile, the bond market became increasingly volatile as the melt-down in the sub-prime lending sector caused a liquidity squeeze across other higher-risk sectors. This led investors to balance the perception that the growing global economy is putting pressure on inflation against the extent to which the liquidity squeeze will impede investment spending, acquisition activity and ultimately the U.S. and global economies.

Against this backdrop, your Fund produced positive results during the six-month period, as shown in the accompanying semiannual report.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market and the stress fractures among the mortgage lending industry, there are several positive trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded these modest expectations during the period. Furthermore, although the U.S. economy is slowing, we believe the global economy is healthy, and global growth is a significant contributor to U.S. companies’ earnings. Another important factor has been the relatively high amount of liquidity searching for return in a relatively low interest rate environment. A clear illustration of this is the enormous amount of money committed to private equity pools that are searching for and buying up public companies on a regular basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the year investors were confidently predicting and wishing that the Fed would reduce rates in the near future—consistent with the expectations for a real slowdown in the economy. Over the course of the first half of 2007, however expectations for a near-term rate cut evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, we believe it does not appear to be falling into recession, and in fact improved during the second quarter. Although credit spreads remained tight into late May because of a high demand for yield and historically low default rates, spreads have widened significantly since then as the domino effect started by sub-prime lending defaults has prompted investors to rapidly reduce their risk exposure. Prices of high-yield bonds across all sectors have declined, the yield premium for credit default swaps (CDS) has expanded, and prices for investment grade corporate bonds have suffered, even without a deterioration in fundamental quality.

The extent and duration of this recent liquidity squeeze will be the key to the direction of the financial markets over the second half of the year. If this sharp sell off of risk is brief, as it was in February, and markets reach equilibrium within the third quarter, then we think the relatively sound fundamentals of the U.S. and global economies should only be mildly affected. Equity markets, which appear to us to be fairly valued under that scenario, will be free to move higher, default rates will remain low, and bond prices will recover. However, price declines in a leveraged marketplace have an ability to create a viscous cycle. If dominos continue to fall, forcing more investors to sell or hedge risky assets, even relatively liquid and high quality debt securities will trade lower. If the ample liquidity that has been driving profitability, acquisitions and the equity markets higher is restricted, the rise in cost of capital will hinder profitability, increase default rates and significantly deter investment spending which will, in our opinion, in time, weaken the U.S. economy.

Noting these risks and known stresses, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through this technical liquidity squeeze. In addition, if the credit markets continue to deteriorate, we expect that the Fed will be inclined to add liquidity by reducing rates to mitigate the problem. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

1

Letter to Shareholders (continued)

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds are therefore designed to be building blocks.

The following report contains details for the Managers Special Equity Fund and covers the six-month period ended June 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John Streur	Thomas G. Hoffman, CFA
Senior Managing Partner	Executive Vice President
Managers Investment Group LLC	Chief Investment Officer
Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2007	Beginning Account Value 1/01/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Managers Special Equity Fund - Managers Shares
Based on Actual Fund Return	$1,000	$1,098	$7.55
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.26

Managers Special Equity Fund - Institutional Shares
Based on Actual Fund Return	$1,000	$1,100	$6.30
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

3

Managers Special Equity Fund Performance

All periods ended June 30, 2007 (unaudited)

	Average Annual Total Returns [1]
Managers Special Equity Fund [2]	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Class	9.84%	16.24%	12.42%	9.81%	13.61%	6/1/1984
Institutional Class	9.98%	16.54%	—	—	12.89%	5/3/2004
Russell 2000® Index	6.45%	16.43%	13.88%	9.06%	11.44%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest. com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index reflects no deduction for fees, expenses, or taxes. The Russell 2000® Index is a trademark of the Frank Russell Company. Frank Russell® is a trademark of the Frank Russell Company.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

4

Managers Special Equity Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Managers Special Equity Fund **	Russell 2000 Index
Information Technology	30.6%	18.3%
Consumer Discretionary	17.8%	15.8%
Industrials	16.1%	15.2%
Financials	13.3%	21.2%
Health Care	8.7%	12.1%
Energy	3.7%	5.6%
Materials	1.5%	4.7%
Telecommunication Services	1.5%	1.5%
Consumer Staples	0.7%	3.0%
Utilities	0.6%	2.6%
Other Assets and Liabilities	5.5%	0.0%

Top Ten Holdings

Percentage of
Security Name	Net Assets
MI Developments, Inc., Class A*	2.2%
ITT Educational Services, Inc.*	1.9
Air France-KLM, ADR*	1.7
Semiconductor Manufacturing International Corp.*	1.5
Visteon Corp.*	1.3
Dillard’s, Inc., Class A*	1.1
DeVry, Inc.	1.1
Ross Stores, Inc.	1.1
Spansion, Inc., Class A*	1.1
Arris Group, Inc.	1.0

Top Ten as a Group	14.0%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 94.5%

Consumer Discretionary - 17.8%
Aftermarket Technology Corp.*	285,100		$8,461,768
American Axle & Manufacturing Holdings, Inc.	265,800		7,872,996
Amerigon, Inc.*	280,525		5,046,645
Applebee’s International, Inc.	388,125	[2]	9,353,812
Ashbury Automotive Group, Inc.	119,700		2,986,515
Big 5 Sporting Goods Corp.	372,600		9,501,300
Big Lots, Inc.*	907,152	[2]	26,688,412
Buckle, Inc., The	33,200		1,308,080
Buffalo Wild Wings, Inc.*	110,600		4,599,854
Chipotle Mexican Grill, Inc.*	42,600		3,632,928
Coldwater Creek, Inc.*	165,050		3,834,112
Crocs, Inc.*	147,200		6,334,016
Dana Corp.	1,009,600		2,039,392
Deckers Outdoor Corp.*	62,600		6,316,340
DeVry, Inc.	853,900		29,049,678
Dick’s Sporting Goods, Inc.*	177,325		10,314,995
Dillard’s, Inc., Class A	831,200		29,865,016
Gaylord Entertainment Co., Class A*	161,233		8,648,538
Guess?, Inc.	158,625		7,620,345
Gymboree Corp.*	284,675		11,219,042
IMAX Corp.*	729,700		3,079,334
ITT Educational Services, Inc.*	429,706		50,438,890
Jack in the Box, Inc.*	124,575	[2]	8,837,350
Jo-Ann Stores, Inc.*	212,525		6,042,086
Jos. A. Bank Clothiers, Inc.*	295,190		12,241,529
MarineMax, Inc.*	203,200		4,068,064
McCormick & Schmick’s Seafood Restaurants, Inc.*	25,800		669,252
Men’s Wearhouse, Inc.	75,500	[2]	3,855,785
Nautilus Group, Inc.	510,900		6,151,236
Orient-Express Hotels, Ltd.	304,900		16,281,660
Perry Ellis International, Inc.*	36,800		1,183,856
Priceline.com, Inc.*	108,700		7,472,038
Rare Hospitality International, Inc.*	171,900		4,601,763
Rent-A-Center, Inc.*	117,900	[2]	3,092,517
Ross Stores, Inc.	930,000	[2]	28,644,000
Ruby Tuesday, Inc.	485,900	[2]	12,793,747
Saks, Inc.	1,023,000	[2]	21,841,050
Shutterfly, Inc.*	244,600		5,271,130
Talbots, Inc.	323,100	[2]	8,087,193
Texas Roadhouse, Inc., Class A*	315,650		4,037,164
Tupperware Corp.	132,600	[2]	3,810,924
Universal Electronics, Inc.*	74,575		2,708,564
Visteon Corp.*	4,395,300	[2]	35,601,930
Volcom, Inc.*	66,600	[2]	3,338,658
Warnaco Group, Inc., The*	500,400		19,685,736
Wolverine World Wide, Inc.	132,600	[2]	3,674,346
Total Consumer Discretionary			472,203,586

Consumer Staples - 0.7%
B&G Foods, Inc.	357,500		4,719,000
Bare Escentuals, Inc.*	196,875		6,723,281
Inter Parfums, Inc.	84,675		2,254,048
Nash Finch Co.	57,100		2,826,450
Playtex Products, Inc.*	90,200		1,335,862
Total Consumer Staples			17,858,641

Energy - 3.7%
Carrizo Oil & Gas, Inc.*	150,850		6,255,750
Comstock Resources, Inc.*	503,400	[2]	15,086,898
Dawson Geophysical Co.*	40,500		2,489,130
Edge Petroleum Corp.*	318,700		4,464,987
Gulfmark Offshore, Inc.*	49,700	[2]	2,545,634
Key Energy Services, Inc.*	364,100		6,746,773
Matrix Service Co.*	95,800		2,380,630
Oceaneering International, Inc.*	95,850	[2]	5,045,544
Overseas Shipholding Group, Inc.	84,768		6,900,115
Parallel Petroleum Corp.*	202,925		4,444,058
Parker Drilling, Co.*	265,200		2,795,208
Petroquest Energy, Inc.*	337,850		4,912,339
Pogo Producing Co.	484,200		24,592,518
W-H Energy Services, Inc.*	97,600	[2]	6,042,416
Willbros Group, Inc.*	112,175	[2]	3,329,354
Total Energy			98,031,354

Financials - 13.3%
American Financial Group, Inc.	39,250		1,340,388
American National Insurance Co.	68,950		10,521,770
American Physicians Capital, Inc.*	25,750		1,042,875
Argonaut Group, Inc.*	36,800		1,148,528
Aspen Insurance Holdings, Ltd.	385,600		10,823,792
Bank of the Ozarks, Inc.	23,300		649,371
BankUnited Financial Corp., Class A	601,088		12,063,836
BioMed Realty Trust, Inc.	55,300	[2]	1,389,136
Brown & Brown, Inc.	530,200		13,329,228
CompuCredit Corp.*	212,400	[2]	7,438,248

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 13.3% (continued)
Cowen Group, Inc.*	294,953		$5,282,608
Delphi Financial Group, Inc., Class A	214,250		8,959,935
Downey Financial Corp.	393,380		25,955,212
Entertainment Properties Trust	23,900	[2]	1,285,342
Financial Federal Corp.	34,700		1,034,754
First Cash Financial Services, Inc.*	103,100		2,416,664
GFI Group, Inc.*	180,675		13,095,324
Hanover Insurance Group, Inc.	231,900		11,314,401
Harleysville Group, Inc.	18,600		620,496
Hercules Technology Growth Capital, Inc.	276,900		3,740,919
Hilb, Rogal & Hamilton Co.	305,500		13,093,730
Inland Real Estate Corp.	81,000	[2]	1,375,380
iStar Financial, Inc.	333,500		14,784,055
Lazard, Ltd., Class A	254,825		11,474,770
MarketAxess Holdings, Inc.*	257,525		4,632,875
MCG Capital Corp.	456,778		7,317,584
Meadowbrook Insurance Group, Inc.*	77,400		848,304
MI Developments, Inc., Class A	1,589,100		57,906,804
National Western Life Insurance Co., Class A	12,000		3,035,040
Navigators Group, Inc.*	12,900		695,310
Philadelphia Consolidated Holding Co.*	121,600	[2]	5,082,880
Phoenix Companies, Inc., The	138,100	[2]	2,072,881
Portfolio Recovery Associates, Inc.	90,200		5,413,804
Preferred Bank of Los Angeles	22,200		888,000
ProAssurance Corp.*	36,800	[2]	2,048,656
Prosperity Bancshares, Inc.	263,200	[2]	8,622,432
Provident Bankshares Corp.	293,265	[2]	9,613,227
RAM Holdings, Ltd.*	472,600		7,443,450
Reinsurance Group of America, Inc.	242,300		14,596,152
Safety Insurance Group, Inc.	18,400		761,760
SeaBright Insurance Holdings, Inc.*	396,435		6,929,684
South Financial Group, Inc., The	225,000		5,094,000
Sterling Bancshares, Inc.	141,800		1,603,758
Sterling Financial Corp.	404,740	[2]	11,713,176
Sunstone Hotel Investors, Inc.	58,900	[2]	1,672,171
SVB Financial Group*	64,500	[2]	3,425,595
Tower Group, Inc.	77,400		2,469,060
TradeStation Group, Inc.*	402,400		4,687,960
UCBH Holdings, Inc.	222,800	[2]	4,070,556
United PanAm Financial Corp.*	226,700		3,232,742
World Acceptance Corp.*	71,800		3,068,014
Total Financials			353,126,637

Health Care - 8.7%
Amedisys, Inc.*	108,700		3,949,071
American Medical Systems Holdings, Inc.*	116,400	[2]	2,099,856
Analogic Corp.	31,300		2,300,863
Cardica, Inc.*	154,500		942,450
Centene Corp.*	581,000		12,445,020
Cepheid, Inc.*	521,800		7,618,280
Charles River Laboratories International, Inc.*	335,616		17,324,498
Chemed Corp.	81,000	[2]	5,369,490
Conceptus, Inc.*	264,600		5,125,302
Cubist Pharmaceuticals, Inc.*	148,300		2,922,993
Gen-Probe, Inc.*	300,600		18,162,252
Greatbatch, Inc.*	45,600		1,477,440
HealthExtras, Inc.*	97,600		2,887,008
Healthways, Inc.*	99,300	[2]	4,703,841
Hologic, Inc.*	289,750	[2]	16,026,072
Illumina, Inc.*	358,200		14,539,338
IMS Health, Inc.	684,181	[2]	21,982,736
Integra LifeSciences Holdings Corp.*	53,400	[2]	2,639,028
Intuitive Surgical, Inc.*	123,875	[2]	17,190,134
inVentiv Health, Inc.*	128,900	[2]	4,719,029
Inverness Medical Innovations, Inc.*	193,575		9,876,196
Medcath Corp.*	44,200		1,405,560
Meridian Bioscience, Inc.	93,900		2,033,874
NxStage Medical, Inc.*	280,000		3,620,400
Omnicell, Inc.*	612,925		12,736,582
Parexel International Corp.*	60,800		2,557,248
PharmaNet Development Group, Inc.*	81,000		2,582,280
Phase Forward, Inc.*	147,800		2,487,474
Sciele Pharma, Inc.*	197,100		4,643,676
Universal Health Services, Inc., Class B	170,000		10,455,000
Varian, Inc.*	64,500	[2]	3,536,535
Vital Images, Inc.*	20,200		548,632
WellCare Health Plans, Inc.*	90,200		8,164,002
West Pharmaceutical Services, Inc.	40,500	[2]	1,909,575
Total Health Care			230,981,735

Industrials - 16.1%
AAR Corp.*	259,200	[2]	8,556,192
Acco Brands Corp.*	162,600	[2]	3,747,930
Advisory Board Co., The*	36,800		2,044,608
Air France-KLM, ADR	948,178		44,080,795
Airtran Holdings, Inc.*	327,991		3,581,662

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 16.1% (continued)
Alaska Airgroup, Inc.*	615,000		$17,133,900
Allegiant Travel Co.*	168,325		5,174,310
Axsys Technologies, Inc.*	223,150		4,773,178
BE Aerospace, Inc.*	156,250		6,453,125
Bucyrus International, Inc.	183,700		13,002,286
CAI International, Inc.*	256,500		3,380,670
Carlisle Co., Inc.	208,400	[2]	9,692,684
Cascade Corp.	35,000		2,745,400
CDI Corp.	25,800	[2]	830,760
Ceradyne, Inc.*	103,100	[2]	7,625,276
Comfort Systems USA, Inc.	264,500		3,750,610
Consolidated Graphics, Inc.*	143,240		9,923,667
Crane Co.	231,700		10,530,765
Diamond Management & Technology Consultants, Inc.	66,300	[2]	875,160
DRS Technologies, Inc.	41,700	[2]	2,388,159
Dynamic Materials Corp.	38,000		1,425,000
EMCOR Group, Inc.*	172,175		12,551,558
Force Protection, Inc.*	608,725		12,564,084
Fuel-Tech, Inc.*	232,200		7,952,850
Genco Shipping & Trading, Ltd.	57,150		2,358,009
Genlyte Group, Inc.*	121,650	[2]	9,554,391
Heidrick & Struggles International, Inc.*	203,300		10,417,092
Houston Wire & Cable Co.*	143,800		4,085,358
Hub Group, Inc.*	231,975		8,156,241
Infrasource Services, Inc.*	123,800		4,592,980
Kaydon Corp.	70,000	[2]	3,648,400
Knoll, Inc.	123,400		2,764,160
Korn/Ferry International*	75,500		1,982,630
Layne Christensen Co.*	175,484		7,186,070
Moog, Inc., Class A*	40,500	[2]	1,786,455
NCI Building Systems, Inc.*	252,700		12,465,691
Perini Corp.*	245,700	[2]	15,117,921
Precision Castparts Corp.	160,200	[2]	19,441,872
Quanta Services, Inc.*	374,775		11,494,349
Raven Industries, Inc.	131,700		4,703,007
Regal-Beloit Corp.	62,600	[2]	2,913,404
Ryder System, Inc.	78,200		4,207,160
Sequa Corp., Class A*	99,600		11,155,200
Sequa Corp., Class B*	38,300		4,303,771
Skywest, Inc.	288,460		6,874,002
Spherion Corp.*	618,600		5,808,654
Stanley, Inc.*	176,800		3,115,216
Tecumseh Products Co., Class B*	191,688		2,848,484
Teledyne Technologies, Inc.*	64,500	[2]	2,963,775
Tennant Co.	117,400		4,285,100
Tetra Technologies, Inc.*	321,900	[2]	6,936,945
Toro Co.	145,700	[2]	8,580,273
Triumph Group, Inc.	78,000	[2]	5,106,660
United Rentals, Inc.*	259,100		8,431,114
URS Corp.*	203,150		9,862,932
Valmont Industries, Inc.	33,200	[2]	2,415,632
Wabtec Corp.	99,500	[2]	3,634,735
Walter Industries, Inc.	281,400		8,149,344
Washington Group International, Inc.*	69,300		5,544,693
Watson Wyatt & Co.	68,100	[2]	3,437,688
Total Industrials			425,114,037

Information Technology - 30.6%
Acacia Research Corp.*	157,019		2,537,427
ADC Telecommunications, Inc.*	289,200	[2]	5,301,036
Advanced Energy Industries, Inc.*	90,200		2,043,932
Airspan Networks, Inc.*	1,289,619		4,681,317
AMIS Holdings, Inc.*	623,749		7,809,337
Anaren Microwave, Inc.*	209,600		3,691,056
Andrew Corp.*	794,000	[2]	11,465,360
ANSYS, Inc.*	533,300		14,132,450
Applied Micro Circuits Corp.*	2,267,300		5,668,250
aQuantive, Inc.*	276,200	[2]	17,621,560
Arris Group, Inc.*	1,566,725		27,558,693
Aspen Technology, Inc.*	1,086,800		15,215,200
ATMI, Inc.*	306,000		9,180,000
AudioCodes, Ltd.*	912,600		5,128,812
Authorize.Net Holdings, Inc.*	175,000	[2]	3,130,750
Benchmark Electronics, Inc.*	225,350		5,097,417
Borland Software Corp.*	202,400	[2]	1,202,256
Bottomline Technologies, Inc.*	64,500		796,575
Brocade Communications Systems, Inc.	582,000	[2]	4,551,240
CalAmp Corp.*	200,261		827,078
C-Cor, Inc.*	609,000		8,562,540
Checkpoint Systems, Inc.*	498,600		12,589,650
Ciena Corp.*	359,900	[2]	13,003,187
CommScope, Inc.*	176,500		10,298,775
CommVault Systems, Inc.*	316,303		5,462,553
CyberSource Corp.*	377,500	[2]	4,552,650
Daktronics, Inc.	179,400		3,853,512
Diodes, Inc.*	103,100		4,306,487

The accompanying notes are an integral part of these financial statements.

8

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 30.6% (continued)
Dycom Industries, Inc.*	512,700		$15,370,746
eCollege.com*	515,200		11,463,200
eFunds Corp*	364,100		12,849,089
Electronics for Imaging, Inc.*	359,081	[2]	10,133,266
EMCORE Corp.*	827,300		4,508,785
Equinix, Inc.*	217,600		19,903,872
Exfo Electro-Optical Engineering, Inc.*	867,938		6,058,207
Fairchild Semiconductor International, Inc.*	763,800		14,756,616
FEI Co.*	619,500		20,108,970
Formfactor, Inc.*	419,600	[2]	16,070,680
GigaMedia Ltd.*	173,500		2,338,780
Global Payments, Inc.	137,000	[2]	5,432,050
Greenfield Online, Inc.*	42,400		674,584
Harris Stratex Networks, Inc.*	237,122		4,263,454
Himax Technologies, Inc.*	751,900		4,338,463
Hittite Microwave Corp.*	304,625		13,016,626
Hutchinson Technology, Inc.*	459,000		8,633,790
L-1 Identity Solutions, Inc.*	700,925	[2]	14,333,916
Internap Network Services Corp.*	245,300		3,537,226
Interwoven, Inc.*	75,500		1,060,020
IXYS Corp.*	382,100		3,190,535
J2 Global Communications, Inc.*	108,700	[2]	3,793,630
Limelight Networks, Inc.*	264,425	[2]	5,230,326
Macrovision Corp.*	109,600	[2]	3,294,576
Manhattan Associates, Inc.*	60,800		1,696,928
Mattson Technology, Inc.*	334,800		3,247,560
MAXIMUS, Inc.	39,200	[2]	1,700,496
Net 1 UEPS Technologies, Inc.*	614,600	[2]	14,842,590
Netgear, Inc.*	138,100	[2]	5,006,125
NICE Systems, Ltd.*	133,175		4,626,500
Novatel Wireless, Inc.*	180,500		4,696,610
Nuance Communications, Inc.*	1,406,600	[2]	23,532,418
Opnext, Inc.*	107,800		1,427,272
Opsware, Inc.*	552,000		5,249,520
Parametric Technology Corp.*	440,080	[2]	9,510,129
Perficient, Inc.*	465,800		9,642,060
Perot Systems Corp.*	820,310		13,978,082
Photon Dynamics, Inc.*	700,700		7,637,630
Plexus Corp.*	145,900		3,354,241
Polycom, Inc.*	291,575		9,796,920
Power Integrations, Inc.*	678,800		17,784,560
RADVision Ltd.*	287,400		6,044,022
Rimage Corp.*	90,300		2,852,577
Rogers Corp.*	153,400		5,675,800
Rudolph Technologies, Inc.*	462,400		7,680,464
Salesforce.com, Inc.*	74,000		3,171,640
Scopus Video Neworks, Ltd.*	688,200		3,441,000
Semiconductor Manufacturing International Corp.*	5,592,500	[2]	38,532,324
Semtech Corp.*	201,300	[2]	3,488,529
Silicon Motion Technology Corp., ADR*	98,450		2,444,514
SkillSoft PLC*	252,700		2,347,583
Smart Modular Technologies (WWH), Inc.*	820,301		11,287,342
Solectron Corp*	4,318,200	[2]	15,890,976
Spansion, Inc., Class A*	2,571,200		28,540,320
SPSS, Inc.*	74,500	[2]	3,288,430
Stratasys, Inc.*	103,750		4,874,175
Super Micro Computer, Inc.*	265,600		2,658,656
Switch and Data, Inc.*	133,325		2,558,507
SYNNEX Corp.*	393,500		8,110,035
Synopsys, Inc.*	356,400		9,419,652
Tech Data Corp.*	685,000	[2]	26,345,100
Terayon Communication Systems, Inc.* [4]	5,597,600		9,851,776
THQ, Inc.*	128,600	[2]	3,924,872
Transaction Systems Architects, Inc.*	123,800		4,167,108
Triquint Semiconductor, Inc.*	1,840,850		9,314,701
Utstarcom, Inc.*	400,000		2,244,000
VeriFone Holdings, Inc.*	234,200	[2]	8,255,550
Vishay Intertechnology, Inc.*	713,900		11,293,897
Vocus, Inc.*	35,000		878,850
Wright Express Corp.*	439,800		15,071,946
Zoran Corp*	175,000		3,507,000
Zygo Corp.*	60,800		868,832
Total Information Technology			810,390,326

Materials - 1.5%
AptarGroup, Inc.	109,400	[2]	3,890,264
Cytec Industries, Inc.	221,000	[2]	14,093,170
Flotek Industries, Inc.*	21,575	[2]	1,293,421
GrafTech International Ltd.*	224,700	[2]	3,783,948
HB Fuller Co.	197,100	[2]	5,891,319
Hercules, Inc.*	184,200	[2]	3,619,530
Quanex Corp.	93,900	[2]	4,572,930
Rock-Tenn Co.	40,500		1,284,660
Spartech Corp.	51,600		1,369,980
Total Materials			39,799,222

The accompanying notes are an integral part of these financial statements.

9

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Telecommunication Services - 1.5%
Aruba Networks, Inc.*	174,157	[2]	$3,500,556
Cincinnati Bell, Inc.*	1,584,019		9,155,630
Cogent Communications Group, Inc.*	180,175		5,381,827
General Communication, Inc., Class A*	878,100		11,248,461
InPhonic, Inc.*	456,906		2,129,182
Premiere Global Services, Inc.*	160,200		2,085,804
Syniverse Holdings, Inc.*	374,600		4,817,356
Total Telecommunication Services			38,318,816

Utilities - 0.6%
Avista Corp.	703,000		15,149,650

Total Common Stocks
(cost $1,898,737,783)			2,500,974,004

Warrants - 0.4%
Air France-KLM (cost $1,361,928)	861,980		11,559,152

Other Short Term Investments-18.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	339,175,314		339,175,314
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	110,611,499		110,611,499
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.24%	34,932,822		34,932,822

Total Other Short Term Investments
(cost $484,719,635)			484,719,635

Total Investments - 113.2%
(cost $2,384,819,346)			2,997,252,791

Other Assets, less Liabilities - (13.2)%			(349,796,961)

Net Assets - 100%			$2,647,455,830

Based on the approximate cost of investments of $2,402,806,052 for Federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation and depreciation were $662,346,195 and $67,899,456, respectively, resulting in net unrealized appreciation of investments of $594,446,739.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2007, amounting to a market value of $327,528,867, or approximately 12.4 % of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Company – See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

Managers Special Equity Fund

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments at value (including securities on loan valued at $327,528,867)	$2,997,252,791
Receivable for investments sold	16,879,344
Receivable for Fund shares sold	3,220,928
Dividends, interest and other receivables	1,555,934
Prepaid expenses	101,574

Total assets	3,019,010,571

Liabilities:
Payable to Custodian	8,445,506
Payable for Fund shares repurchased	4,318,584
Payable upon return of securities loaned	339,175,314
Payable for investments purchased	15,115,888
Accrued expenses:
Investment advisory and management fees	2,011,924
Administrative fees	558,868
Other	1,928,657

Total liabilities	371,554,741

Net Assets	$2,647,455,830

Managers Shares:
Net Assets	$2,259,213,098

Shares outstanding	24,792,779

Net asset value, offering and redemption price per share	$91.12

Institutional Class Shares:
Net Assets	$388,242,732

Shares outstanding	4,225,331

Net asset value, offering and redemption price per share	$91.88

Net Assets Represent:
Paid-in capital	$1,703,337,645
Undistributed net investment loss	(8,404,615)
Accumulated net realized gain from investments	340,089,355
Net unrealized appreciation of investments	612,433,445

Net Assets	$2,647,455,830

* Investments at cost	$2,384,819,346

The accompanying notes are an integral part of these financial statements.

11

Managers Special Equity Fund

Statement of Operations

For the six months ended June 30, 2007 (unaudited)

Investment Income:
Dividend income	$10,665,761
Foreign withholding tax	(71,510)
Securities lending fees	484,101

Total investment income	11,078,352

Expenses:
Investment management fees	12,837,894
Administrative fees	3,566,082
Transfer agent/Shareholder Servicing fees	3,294,874
Custodian	294,230
Professional fees	270,800
Trustees fees and expenses	108,007
Reports to shareholders	84,033
Registration fees	37,272
Miscellaneous	75,258

Total expenses before offsets	20,568,450

Expense reductions	(412,044)

Net expenses	20,156,406

Net investment loss	(9,078,054)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	282,189,085
Net unrealized depreciation of investments	(323,071)

Net realized and unrealized gain	281,866,014

Net Increase in Net Assets Resulting from Operations	$272,787,960

The accompanying notes are an integral part of these financial statements.

12

Managers Special Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and for the year ended December 31, 2006

	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(9,078,054)	$(3,566,911)
Net realized gain on investments	282,189,085	459,675,943
Net unrealized depreciation of investments	(323,071)	(106,987,301)

Net increase in net assets resulting from operations	272,787,960	349,121,731

Distributions to Shareholders:
From net realized gain on investments:
Managers Class	—	(365,600,521)
Institutional Class	—	(80,218,690)

Total distributions to shareholders	—	(445,819,211)

From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	161,154,964	497,790,367
Reinvestment of distributions	—	333,256,656
Cost of shares repurchased	(682,964,885)	(1,038,280,018)

Net decrease from capital share transactions	(521,809,921)	(207,232,995)

Institutional Class:
Proceeds from sale of shares	109,267,750	146,171,560
Reinvestment of distributions	—	70,000,901
Cost of shares repurchased	(326,486,996)	(143,399,760)

Net increase (decrease) from capital share transactions	(217,219,246)	72,772,701

Net decrease from capital share transactions	(739,029,167)	(134,460,294)

Total decrease in net assets	(466,241,207)	(231,157,774)

Net Assets:
Beginning of period	3,113,697,037	3,344,854,811

End of period	$2,647,455,830	$3,113,697,037

End of period undistributed net investment income (loss)	$(8,404,615)	$673,439

Share Transactions:
Managers Class:
Sale of shares	1,854,652	5,448,864
Reinvested shares from distributions	—	4,027,757
Shares repurchased	(7,818,570)	(11,381,596)

Net decrease in shares	(5,963,918)	(1,904,975)

Institutional Class:
Sale of shares	1,238,774	1,591,644
Reinvested shares from distributions	—	840,044
Shares repurchased	(3,739,388)	(1,568,031)

Net increase (decrease) in shares	(2,500,614)	863,657

The accompanying notes are an integral part of these financial statements.

13

Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2007	For the year ended December 31,
Managers Class:	(unaudited)	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$82.96	$86.78	$90.42	$78.48	$55.08	$70.59

Income from Investment Operations:
Net investment loss	(0.30)[5]	(0.14)[5]	(0.54)[5]	(0.56)	(0.43)	(0.34)
Net realized and unrealized gain (loss) on investments	8.46	9.88	4.18	12.50	23.83	(15.17)

Total from investment operations	8.16	9.74	3.64	11.94	23.40	(15.51)

Less Distributions to Shareholders from:
Net realized gain on investments	—	(13.56)	(7.28)	—	—	—

Net Asset Value, End of Period	$91.12	$82.96	$86.78	$90.42	$78.48	$55.08

Total Return [1]	9.84%[2]	11.28%	4.00%	15.18%	42.50%	(21.98)%

Ratio of net expenses to average net assets [1]	1.45%[3]	1.42%	1.40%	1.40%	1.43%	1.31%
Ratio of total expenses to average net assets [1,4]	1.48%[3]	1.47%	1.45%	1.45%	1.46%	1.32%
Ratio of net investment loss to average net assets	(0.67)%[3]	(0.15)%	(0.60)%	(0.69)%	(0.72)%	(0.56)%
Portfolio turnover	30%[2]	76%	80%	68%	64%	67%
Net assets at end of period (000’s omitted)	$2,259,213	$2,551,703	$2,834,314	$3,415,003	$3,279,318	$2,020,821

	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31,		For the period* ended December 31,
Institutional Class:			2006	2005	2004
Net Asset Value, Beginning of Period	$83.56		$87.09	$90.56	$78.91

Income from Investment Operations:
Net investment income (loss)	(0.33)[5]		0.10 [5]	(0.33)[5]	(0.21)
Net realized and unrealized gain on investments	8.65		9.93	4.14	11.86

Total from investment operations	8.32		10.03	3.81	11.65

Less Distributions to Shareholders from:
Net realized gain on investments	—		(13.56)	(7.28)	—

Net Asset Value, End of Period	$91.88		$83.56	$87.09	$90.56

Total Return [1]	9.96	%2 6	11.56%[6]	4.21%	14.75%[2]

Ratio of net expenses to average net assets [1]	1.20%[3]		1.18%	1.20%	1.20%[3]
Ratio of total expenses to average net assets [1,4]	1.23%[3]		1.23%	1.25%	1.26%[3]
Ratio of net investment income (loss) to average net assets	(0.42)%[3]		0.09%	(0.56)%	(0.49)%[3]
Portfolio turnover	30%[2]		76%	80%	68%[2]
Net assets at end of period (000’s omitted)	$388,243		$561,994	$510,541	$274,010

*	Commencement of operations was May 3, 2004.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]	Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)
[5]	Per share numbers have been calculated using average shares.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

14

Managers Special Equity Fund

Notes to Financial Statements

June 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Special Equity Fund (the “Fund”).

Special Equity offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents interest in the same assets of Special Equity and the classes are identical except for class specific expenses related to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne indirectly by the shareholders of each class and the returns realized by such shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of Special Equity, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Special Equity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain securities such as preferred stocks are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, and various relationships between securities in determining value.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended June 30, 2007, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratios was as follows: $400,288 or 0.03% annualized.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is

15

Managers Special Equity Fund

Notes to Financial Statements (continued)

credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2007, the custodian expense was reduced by $2,286 under this arrangement.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended June 30, 2007, the Fund’s portion of the transfer agent expense was reduced by $9,470 under this arrangement.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2007, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2007 certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund: Managers Class shares – two collectively own 39%; Institutional Class shares – two collectively own 37%. Transactions by these shareholders may have a material impact on the Fund or the class.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the rate of 0.90% per annum.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $10,000 per year and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2007, were $808,180,857 and $1,444,003,832, respectively. There were no purchases or sales of U.S. Government securities.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees

16

Managers Special Equity Fund

Notes to Financial Statements (continued)

include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

6.	Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended June 30, 2007, with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Gain/Loss	Dividend Income	Market Value June 30, 2007	% Ownership of Affiliate
Terayon Communications Systems, Inc.	—	—	—	—	$9,851,776	7.21%

7.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for the Fund’s fiscal year ended December 31, 2007. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Fund’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund’s financial statements.

17

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. With respect to the Fund’s investment in exchange-traded funds as a means to equitize the cash reserves segment of the Fund, the Trustees noted that the Investment Manager’s cash management services are in addition to and different from the services provided by the investment advisor to the exchange-traded funds in which the Fund invests. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above, below, below, and below, respectively, the median performance of the Peer Group and was below, below, below and above, respectively, the performance of the Fund Benchmark, which is the Russell 2000 Index. The Trustees noted management’s discussion of the Fund’s growth bias and the market environment during relevant time periods. The Trustees also took into account the Investment Strategies of the Fund’s Subadvisors relative to the investment strategies of the Fund’s Peer Group. The Trustees concluded that the Fund’s performance was satisfactory in light of all factors considered.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. The Trustees noted that the Fund’s advisory fee and total expenses as of December 31, 2006

18

Annual Renewal of Investment Advisory Agreements (continued)

were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the impact on profitability of any future growth of assets of the Fund. In this regard, the Trustees noted that the Fund currently has six Subadvisors, each managing a portion of the Fund’s portfolio, and that the Investment Manager’s oversight and supervisory responsibilities with respect to the Fund have increased with the size of the Fund and the number of Subadvisors. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Skyline Asset Management, L.P. (“Skyline”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Skyline, the Trustees noted that Skyline is an affiliate of the Investment Manager and reviewed information provided by Skyline regarding the cost to Skyline of providing subadvisory services to the Fund and the resulting profitability from such relationship. The Trustees also noted that the fee payable by the Investment Manager to Skyline under its Subadvisory Agreement is identical to the fee payable to each of the other Subadvisors of the Fund, none of which is an affiliate of the Investment Manager. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. Accordingly, the cost of services to be provided by Skyline and the profitability to Skyline of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by Skyline was not a material factor in the Trustees’ deliberations at this time.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the interests of the Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each of the Fund Subadvisors.

19

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS		MANAGERS AND MANAGERS AMG
EMERGING MARKETS EQUITY	SMALL CAP	BALANCED FUNDS
Rexiter Capital Management Limited	TIMESSQUARE MID CAP GROWTH	CHICAGO EQUITY PARTNERS BALANCED
	TIMESSQUARE SMALL CAP GROWTH	Chicago Equity Partners, LLC
ESSEX GROWTH	TimesSquare Capital Management, LLC
ESSEX LARGE CAP GROWTH		GLOBAL
ESSEX SMALL/MICRO CAP GROWTH	SMALL COMPANY	Armstrong Shaw Associates Inc.
Essex Investment Management Co., LLC	Epoch Investment Partners, Inc.	Alliance Bernstein L.P.
	Kalmar Investment Advisers, Inc.	First Quadrant, L.P.
FQ TAX-MANAGED U.S. EQUITY		Kern Capital Management LLC
FQ U.S. EQUITY	SPECIAL EQUITY	Northstar Capital Management, Inc.
First Quadrant, L.P.	Donald Smith & Co., Inc.	Wellington Management Company, LLP
Kern Capital Management LLC
INSTITUTIONAL MICRO-CAP	Skyline Asset Management, L.P.	ALTERNATIVE FUNDS
MICRO-CAP	Smith Asset Management Group, LP	FQ GLOBAL ALTERNATIVES
Kern Capital Management LLC	Veredus Asset Management LLC	First Quadrant, L.P.
Westport Asset Management, Inc.
INTERNATIONAL EQUITY		MANAGERS
Alliance Bernstein L.P.	SYSTEMATIC VALUE	FIXED INCOME FUNDS
Lazard Asset Management, LLC	SYSTEMATIC MID CAP VALUE	BOND (MANAGERS)
Wellington Management Company, LLP	Systematic Financial Management, L.P.	FIXED INCOME
GLOBAL BOND
CHICAGO EQUITY PARTNERS	VALUE	Loomis, Sayles & Company L.P.
MID-CAP	Armstrong Shaw Associates Inc.
Chicago Equity Partners, LLC	Osprey Partners Investment Mgmt., LLC	BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC
REAL ESTATE SECURITIES
Urdang Securities Management, Inc.		CALIFORNIA INTERMEDIATE TAX-FREE
Evergreen Investment Management Co., LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12- month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec. gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

HIGH YIELD J.P. Morgan Investment Management Inc. INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT Smith Breeden Associates, Inc. MONEY MARKET JPMorgan Investment Advisors Inc.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2007

•	Managers Value Fund

•	Managers AMG Essex Large Cap Growth Fund

•	Managers Small Company Fund

•	Managers International Equity Fund

•	Managers Emerging Markets Equity Fund

•	Managers Bond Fund

•	Managers Global Bond Fund

The Managers Funds

Semi-Annual Report — June 30, 2007 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Value Fund	5

Managers AMG Essex Large Cap Growth Fund	7

Managers Small Company Fund	9

Managers International Equity Fund	13

Managers Emerging Markets Equity Fund	18

Managers Bond Fund	22

Managers Global Bond Fund	32

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	38

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	39

Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	41

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	43

Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	45

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	49

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	55

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. For example, most domestic equity indices rose 7% or more during the period and international stocks provided stronger returns. Meanwhile, the bond market became increasingly volatile as the melt-down in the sub-prime lending sector caused a liquidity squeeze across other higher-risk sectors. This led investors to balance the perception that the growing global economy is putting pressure on inflation against the extent to which the liquidity squeeze will impede investment spending, acquisition activity and ultimately the U.S. and global economies.

Against this backdrop, your Funds produced positive results during the six-month period, as shown in the accompanying semiannual report.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market and the stress fractures among the mortgage lending industry, there are several positive trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded these modest expectations during the period. Furthermore, although the U.S. economy is slowing, we believe the global economy is healthy, and global growth is a significant contributor to U.S. companies’ earnings. Another important factor has been the relatively high amount of liquidity searching for return in a relatively low interest rate environment. A clear illustration of this is the enormous amount of money committed to private equity pools that are searching for and buying up public companies on a regular basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the year investors were confidently predicting and wishing that the Fed would reduce rates in the near future—consistent with the expectations for a real slowdown in the economy. Over the course of the first half of 2007, however expectations for a near-term rate cut evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, we believe it does not appear to be falling into recession, and in fact improved during the second quarter. Although credit spreads remained tight into late May because of a high demand for yield and historically low default rates, spreads have widened significantly since then as the domino effect started by sub-prime lending defaults has prompted investors to rapidly reduce their risk exposure. Prices of high-yield bonds across all sectors have declined, the yield premium for credit default swaps (CDS) has expanded, and prices for investment grade corporate bonds have suffered, even without a deterioration in fundamental quality.

The extent and duration of this recent liquidity squeeze will be the key to the direction of the financial markets over the second half of the year. If this sharp sell off of risk is brief, as it was in February, and markets reach equilibrium within the third quarter, then we think the relatively sound fundamentals of the U.S. and global economies should only be mildly affected. Equity markets, which appear to us to be fairly valued under that scenario, will be free to move higher, default rates will remain low, and bond prices will recover. However, price declines in a leveraged marketplace have an ability to create a viscous cycle. If dominos continue to fall, forcing more investors to sell or hedge risky assets, even relatively liquid and high quality debt securities will trade lower. If the ample liquidity that has been driving profitability, acquisitions and the equity markets higher is restricted, the rise in cost of capital will hinder profitability, increase default rates and significantly deter investment spending which will, in our opinion, in time, weaken the U.S. economy.

Noting these risks and known stresses, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through this technical liquidity squeeze. In addition, if the credit markets continue to deteriorate, we expect that the Fed will be inclined to add liquidity by reducing rates to mitigate the problem. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

Letter to Shareholders (continued)

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds are therefore designed to be building blocks.

The following report contains details for each of the Funds and covers the six-month period ended June 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2007	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Managers Value Fund
Based on Actual Fund Return	$1,000	$1,057	$5.91
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.81
AMG Essex Large Cap Growth Fund
Based on Actual Fund Return	$1,000	$1,081	$6.50
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.31
Managers Small Company Fund
Based on Actual Fund Return	$1,000	$1,111	$7.22
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.90
Managers International Equity Fund
Based on Actual Fund Return	$1,000	$1,097	$7.49
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.20
Managers Emerging Markets Equity Fund
Based on Actual Fund Return	$1,000	$1,164	$9.50
Based on Hypothetical 5% Annual Return	$1,000	$1,016	$8.85
Managers Bond Fund
Based on Actual Fund Return	$1,000	$1,009	$4.93
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.96
Managers Global Bond Fund
Based on Actual Fund Return	$1,000	$1,003	$5.91
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended June 30, 2007 (unaudited)

	Average Annual Total Returns [1]
The Managers Funds	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Value Fund [2,4]	5.65%	21.53%	10.31%	7.78%	11.88%	10/31/1984
Russell 1000® Value Index [8]	6.23%	21.87%	13.31%	9.87%	N/A
S&P 500 Index [9]	6.96%	20.59%	10.71%	7.13%	13.19%
AMG Essex Large Cap Growth Fund [2]	8.05%	17.04%	5.81%	6.99%	11.55%	6/1/1984
Russell 1000® Growth Index [10]	8.13%	19.04%	9.28%	4.39%	N/A
S&P 500 Index [9]	6.96%	20.59%	10.71%	7.13%	13.19%
Managers Small Company Fund [2,4]	11.11%	19.18%	12.78%	N/A	4.14%	6/19/2000
Russell 2000® Index [11]	6.45%	16.43%	13.88%	9.06%	8.21%
Managers International Equity Fund [2,5]	9.74%	26.36%	15.75%	7.40%	11.31%	12/31/1985
MSCI EAFE Index	10.74%	27.00%	17.73%	7.66%	10.67%
Managers Emerging Markets Equity Fund [2,6]	16.41%	48.30%	29.92%	N/A	15.88%	2/9/1998
MSCI Emerging Markets Index	17.75%	45.45%	30.66%	9.40%	13.63%
Managers Bond Fund [2,3,7]	0.88%	8.63%	6.62%	6.98%	9.35%	6/1/1984
Lehman Brothers Government/Credit Index	0.97%	6.00%	4.70%	6.08%	N/A
Managers Global Bond Fund [2,3,5]	0.28%	4.85%	8.29%	5.20%	5.36%	3/25/1994
Lehman Brothers Global Aggregate Index	0.39%	4.67%	6.28%	5.56%	N/A

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[5]	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.

[6]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[7]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]

The Russell 1000® Value is a large cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forcasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Value Index is a trademark of the Frank Russell Company. Frank Russell® is a trademark of the Frank Russell Company.

[9]

The S&P 500 was the Fund’s prior benchmark. The Investment Manager changed the benchmark to the Russell 1000 Value for Managers Value Fund and the Russell 1000 Growth for AMG Essex Large Cap Growth Fund because it determined that each respective Index more accurately reflects the types of securities the Fund invests in. The S&P 500 Index is a market capitalization weighted index of 500 U.S. common stocks. The Index reflects no deduction of fees, expenses, or taxes. The S&P 500 Index is proprietary data of Standard & Poor’s, a division of the MacGraw-Hill Companies, Inc. All rights reserved.

[10]

Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Indexes reflect no deduction for fees, expenses, or taxes. The Russell 1000® Growth Index is a trademark of the Frank Russell Company. Frank Russell® is a trademark of the Frank Russell Company.

[11]

The Russell 2000® Index is composed of the 2,000 smallest companies of the 3,000 largest U.S. companies as measured by market capitalization and is accepted as a measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 2000® Index is a trademark of the Frank Russell Company. Frank Russell® is a trademark of the Frank Russell Company. An investment cannot be made directly into an Index.

Managers Value Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Value Fund**	Russell 1000 Value Index
Financials	29.0%	33.8%
Consumer Discretionary	14.6%	8.2%
Information Technology	12.5%	3.6%
Industrials	11.6%	10.4%
Energy	10.3%	13.2%
Health Care	8.2%	6.8%
Materials	6.3%	4.0%
Consumer Staples	2.1%	7.5%
Telecommunication Services	2.1%	6.5%
Utilities	1.4%	6.0%
Other Assets and Liabilities	1.9%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
American International Group, Inc.*	4.5%
Bank of America Corp.*	4.3
ChevronTexaco Corp.*	4.1
Citigroup, Inc.*	4.1
ConocoPhillips Co.*	3.7
Nokia Corp., Sponsored ADR*	3.0
Fannie Mae Co.	2.7
Merrill Lynch & Co., Inc.*	2.5
Ingram Micro, Inc., Class A	2.2
CVS Corp.	2.1
Top Ten as a Group	33.2%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Value Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 98.1%
Consumer Discretionary - 14.6%
Abercrombie & Fitch Co.	21,500		$1,569,070
Comcast Corp., Special Class A*	62,040		1,734,638
J.C. Penney Co., Inc.	20,200		1,462,076
Jarden Corp.*	39,000		1,677,390
Lowe’s Co., Inc.	34,040		1,044,688
Office Depot, Inc.*	28,610		866,883
Rent-A-Center, Inc.*	39,500		1,036,085
Time Warner Co., Inc.	78,700		1,655,848
Wyndham Worldwide Corp.*	21,602		783,289
Total Consumer Discretionary			11,829,967
Consumer Staples - 2.1%
CVS Corp.	47,940		1,747,413
Energy - 10.3%
Baker Hughes, Inc.	10,310		867,380
ChevronTexaco Corp.	40,000		3,369,600
ConocoPhillips Co.	38,430		3,016,756
Devon Energy Corp.	14,060		1,100,757
Total Energy			8,354,493
Financials - 29.0%
ACE, Ltd.	26,800		1,675,536
American International Group, Inc.	52,220		3,656,966
Bank of America Corp.	71,600		3,500,524
Bear, Stearns & Co., Inc.	9,600	[2]	1,344,000
Capital One Financial Corp.	18,403		1,443,531
Citigroup, Inc.	65,541		3,361,598
Fannie Mae Co.	34,100		2,227,753
MBIA, Inc.	26,300		1,636,386
Merrill Lynch & Co., Inc.	24,300		2,030,994
Morgan Stanley Co.	15,320		1,285,042
Washington Mutual, Inc.	32,400		1,381,536
Total Financials			23,543,866
Health Care - 8.2%
Abbott Laboratories Co.	18,650		998,708
Boston Scientific Corp.*	44,450		681,863
GlaxoSmithKline PLC, Sponsored ADR	31,000		1,623,470
McKesson Corp.	14,200		846,888
Pfizer, Inc.	60,300		1,541,870
UnitedHealth Group, Inc.	19,540		999,276
Total Health Care			6,692,075
Industrials - 11.6%
Emerson Electric Co.	13,600		636,480
Empresa Brasileira de Aeronautica, S.A.	34,100		1,643,961
General Electric Co.	39,075		1,495,791
Ingersoll-Rand Co., Class A	13,500		740,070
Tyco International, Ltd.	31,300		1,057,627
United Parcel Service, Inc., Class B	14,230	[2]	1,038,790
United Technologies Corp.	15,500		1,099,415
Wesco International, Inc.*	28,400		1,716,780
Total Industrials			9,428,914
Information Technology - 12.5%
Cisco Systems, Inc.*	38,800		1,080,580
First Data Corp.	40,320		1,317,254
Ingram Micro, Inc., Class A*	83,400		1,810,614
International Business Machines Corp.	7,980		839,895
Nokia Corp., Sponsored ADR	87,300		2,454,003
QUALCOMM, Inc.	19,100	[2]	828,749
Symantec Corp.*	41,630	[2]	840,926
Xerox Corp.*	55,110		1,018,433
Total Information Technology			10,190,454
Materials - 6.3%
Cemex SAB de C.V.	31,955		1,179,140
Dow Chemical Co.	31,400		1,388,507
E.I. du Pont de Nemours & Co., Inc.	25,400	[2]	1,291,336
PPG Industries, Inc.	17,100	[2]	1,301,481
Total Materials			5,160,464
Telecommunication Services - 2.1%
Verizon Communications, Inc.	41,200	[2]	1,696,204
Utilities - 1.4%
Exelon Corp.	15,300		1,110,780
Total Common Stocks (cost $60,700,365)			79,754,630
Other Investment Companies - 8.6% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	5,605,658		5,605,658
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,416,600		1,416,600
Total Other Investment Companies (cost $7,022,258)			7,022,258
Total Investments - 106.7% (cost $67,722,623)			86,776,888
Other Assets, less Liabilities - (6.7)%			(5,481,227)
Net Assets - 100%			$81,295,661

The accompanying notes are an integral part of these financial statements.

Managers AMG Essex Large Cap Growth Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers AMG Essex Large Cap Growth Fund**	Russell 1000 Growth Index
Information Technology	32.3%	27.0%
Health Care	21.1%	16.0%
Industrials	14.1%	12.9%
Consumer Discretionary	6.9%	13.7%
Energy	6.3%	7.9%
Consumer Staples	6.1%	9.6%
Telecommunication Services	4.8%	0.9%
Financials	3.7%	7.4%
Materials	1.2%	3.0%
Utilities	0.0%	1.6%
Other Assets and Liabilities	3.5%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Google, Inc.*	4.2%
BEA Systems, Inc.	3.2
Deere & Co.	3.2
Research In Motion, Ltd.	3.2
Cisco Systems, Inc.	3.1
General Electric Co.*	3.0
Gilead Sciences, Inc.*	2.7
NII Holdings, Inc., Class B	2.7
Corning, Inc.	2.6
Kohl’s Corp.	2.5
Top Ten as a Group	30.4%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers AMG Essex Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 96.5%
Consumer Discretionary - 6.9%
International Game Technology	23,290	[2]	$924,613
Kohl’s Corp.*	23,124		1,642,497
McGraw-Hill Companies, Inc., The	9,636		656,019
News Corp., Inc., Class A	60,246		1,277,818
Total Consumer Discretionary			4,500,947
Consumer Staples - 6.1%
CVS Corp.	43,204		1,574,786
PepsiCo, Inc.	14,708		953,814
Procter & Gamble Co.	23,511		1,438,638
Total Consumer Staples			3,967,238
Energy - 6.3%
Cameco Corp.	12,572	[2]	637,903
Chesapeake Energy Corp.	27,911	[2]	965,721
Schlumberger, Ltd.	17,138		1,455,702
Southwestern Energy Co.*	24,156		1,074,942
Total Energy			4,134,268
Financials - 3.7%
CB Richard Ellis Group, Inc.*	17,426		636,049
Goldman Sachs Group, Inc.	3,117	[2]	675,610
Merrill Lynch & Co., Inc.	12,815		1,071,077
Total Financials			2,382,736
Health Care - 21.1%
Abbott Laboratories Co.	28,439		1,522,908
Alcon, Inc.	7,001		944,505
Baxter International, Inc.	18,561		1,045,727
Celgene Corp.*	11,163		639,975
Covance, Inc.*	19,622		1,345,284
Genentech, Inc.*	21,296		1,611,255
Genzyme Corp.*	14,950		962,780
Gilead Sciences, Inc.*	45,738		1,773,263
McKesson Corp.	21,781		1,299,018
Medco Health Solutions, Inc.*	8,284		646,069
Vertex Pharmaceuticals, Inc.*	34,904	[2]	996,858
Zimmer Holdings, Inc.*	10,757		913,163
Total Health Care			13,700,805
Industrials - 14.1%
AMR Corp.*	50,675		1,335,286
Boeing Co., The	9,987		960,350
Deere & Co.	17,350		2,094,839
General Cable Corp.*	8,726		660,995
General Electric Co.	51,408		1,967,898
Joy Global, Inc.	21,501	[2]	1,254,153
UTI Worldwide, Inc.	33,167		888,544
Total Industrials			9,162,065
Information Technology - 32.3%
Adobe Systems, Inc.*	21,859	[2]	877,639
BEA Systems, Inc.*	153,904		2,106,946
Broadcom Corp., Class A*	30,730		898,852
Brocade Communications Systems, Inc.	205,911		1,610,224
Cisco Systems, Inc.*	71,236		1,983,923
Corning, Inc.*	65,632		1,676,898
Google, Inc.*	5,256		2,750,884
Intel Corp.	67,881		1,612,853
MEMC Electronic Materials, Inc.*	11,466		700,802
Nvidia Corp.*	30,836	[2]	1,273,835
QUALCOMM, Inc.	35,443	[2]	1,537,872
Research In Motion, Ltd.*	10,248		2,049,498
Texas Instruments, Inc.	26,079	[2]	981,353
THQ, Inc.*	31,229	[2]	953,109
Total Information Technology			21,014,688
Materials - 1.2%
Potash Corp. of Saskatchewan	9,690	[2]	755,529
Telecommunication Services - 4.8%
American Tower Corp., Class A*	23,104		970,368
MetroPCS Communications, Inc.*	11,961	[2]	395,191
NII Holdings, Inc., Class B*	21,462		1,732,842
Total Telecommunication Services			3,098,401
Total Common Stocks (cost $53,551,119)			62,716,677
Other Investment Companies - 18.0% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	9,599,839		9,599,839
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	2,107,571		2,107,571
Total Other Investment Companies (cost $11,707,410)			11,707,410
Total Investments - 114.5% (cost $65,258,529)			74,424,087
Other Assets, less Liabilities - (14.5)%			(9,408,294)
Net Assets - 100%			$65,015,793

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Small Company Fund**	Russell 2000 Index
Information Technology	28.1%	18.2%
Industrials	20.1%	15.2%
Health Care	14.1%	12.1%
Consumer Discretionary	13.1%	15.8%
Energy	7.5%	5.6%
Financials	4.9%	21.2%
Materials	3.7%	4.7%
Consumer Staples	2.0%	3.0%
Utilities	1.1%	2.7%
Telecommunication Services	0.5%	1.5%
Other Equities	1.5%	0.0%
Other Assets and Liabilities	3.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Service Corp. International*	1.7%
Infocrossing, Inc.*	1.5
iShares Russell 2000 Index Fund *	1.5
Sonosite, Inc.*	1.4
Kennametal, Inc.	1.4
Florida East Coast Industries, Inc.*	1.2
DeVry, Inc.	1.2
EDO Corp.	1.1
Inverness Medical Innovations, Inc.	1.1
Toro Co.	1.1
Top Ten as a Group	13.2%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Small Company Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 95.1%
Consumer Discretionary - 13.1%
1-800-FLOWERS.COM, Inc.*	32,429		$305,805
Aaron Rents, Inc.	5,035	[2]	147,022
Arbitron, Inc.	8,550		440,582
BJ’s Restaurants, Inc.*	4,200		82,908
Carter’s, Inc.*	5,050		130,997
Charming Shoppes*	18,100	[2]	196,023
Coldwater Creek, Inc.*	9,070		210,696
DeVry, Inc.	14,620		497,372
Fred’s, Inc.	8,040		107,575
GameStop Corp.*	6,630		259,233
Guitar Center, Inc.*	4,350		260,174
Life Time Fitness, Inc.*	8,195	[2]	436,220
Luby’s, Inc.*	9,390		90,707
Multimedia Games, Inc.*	18,620		237,591
O’Reilly Automotive, Inc.*	3,725		136,149
Penn National Gaming, Inc.*	3,400		204,306
Pool Corp.	3,800	[2]	148,314
Ruby Tuesday, Inc.	6,300	[2]	165,879
Service Corp. International	56,930		727,566
Shuffle Master, Inc.*	11,600		192,560
Stride Rite Corp.	9,400		190,444
Tractor Supply Co.*	6,880	[2]	358,104
Total Consumer Discretionary			5,526,227
Consumer Staples - 2.0%
Central European Distribution Corp.*	5,551		192,176
Elizabeth Arden, Inc.*	7,800		189,228
Performance Food Group Co.*	9,900		321,651
Sunopta, Inc.*	8,590		95,778
Susser Holdings Corp.*	2,870		46,523
Total Consumer Staples			845,356
Energy - 7.5%
Atwood Oceanics, Inc.*	3,600	[2]	247,032
Clean Energy Fuels Corp.*	5,830		73,225
Core Laboratories N.V.*	2,160		219,650
Delta Petroleum Corp.*	11,835		237,647
Foundation Coal Holdings, Inc.	5,470		222,301
GMX Resources, Inc.*	4,640		160,544
Niko Resources, Ltd.	4,700		427,980
Oceaneering International, Inc.*	3,800		200,032
Parallel Petroleum Corp.*	11,505		251,960
Seacor Holdings, Inc.*	2,500	[2]	233,400
Tidewater, Inc.	2,895		205,198
Ultra Petroleum Corp.*	7,425		410,157
Warren Resources, Inc.*	25,070		292,818
Total Energy			3,181,944
Financials - 4.9%
Amcore Financial, Inc.	6,100		176,839
Boston Private Financial Holdings, Inc.	3,275		87,999
Education Realty Trust, Inc.	11,350		159,240
First Republic Bank	2,450		131,467
First State Bancorporation	11,200		238,448
National Financial Partners Corp.	2,280	[2]	105,587
NorthStar Realty Finance Corp.	28,000		350,281
Signature Bank*	11,760		401,016
Tejon Ranch Co.*	2,600		114,920
UMB Financial Corp.	7,750		285,742
Total Financials			2,051,539
Health Care - 14.1%
Analogic Corp.	4,740		348,437
Arrow International, Inc.	4,400		168,432
Bio-Reference Labs, Inc.*	6,990		191,176
Cambrex Corp.	15,810		209,799
Cooper Companies, Inc., The	6,425	[2]	342,581
Covance, Inc.*	4,690		321,546
Endo Pharmaceuticals Holdings, Inc.*	6,200		212,226
HealthExtras, Inc.*	6,870	[2]	203,215
Healthways, Inc.*	6,660		315,484
inVentiv Health, Inc.*	7,880		288,487
Inverness Medical Innovations, Inc.*	9,050		461,731
IRIS International, Inc.*	13,300		223,972
K-V Pharmaceutical Co., Class A*	130		3,541
LifeCell Corp.*	9,070		276,998
Pediatrix Medical Group, Inc.*	4,400		242,660
Phase Forward, Inc.*	6,430		108,217
PSS World Medical, Inc.*	15,025	[2]	273,756
Resmed, Inc.*	5,895	[2]	243,228
Respironics, Inc.*	8,375		356,691
Rural/Metro Corp.*	39,790		227,201
Sonosite, Inc.*	19,200		603,456
Sunrise Senior Living, Inc.*	7,570	[2]	302,724
Total Health Care			5,925,558

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 20.1%
Actuant Corp., Class A	4,010		$252,871
Advisory Board Co., The*	4,030		223,907
Alliant Techsystems, Inc.*	4,300	[2]	426,345
American Ecology Corp.	16,650		356,643
Beacon Roofing Supply, Inc.*	6,110	[2]	103,809
Carlisle Co., Inc.	3,750		174,412
Chicago Bridge & Iron Co. N.V.	11,325		427,406
ChoicePoint, Inc.*	4,425		187,841
Corrections Corp. of America*	5,882		371,213
CoStar Group, Inc.*	2,125		112,370
DRS Technologies, Inc.	6,800	[2]	389,436
EDO Corp.	14,350		471,684
Encore Wire Corp.	7,800		229,645
Florida East Coast Industries, Inc.	6,080		504,518
Goodman Global, Inc.*	6,860	[2]	152,429
Healthcare Services Group	6,800		200,600
Hexcel Corp.*	5,530		116,517
ICT Group, Inc.*	11,100		207,681
IHS, Inc., Class A*	5,280		242,880
Kennametal, Inc.	7,150		586,514
Learning Tree International, Inc.*	16,870		220,997
Mobile Mini, Inc.*	10,725		313,170
MSC Industrial Direct Co., Class A	6,900		379,500
NCI Building Systems, Inc.*	4,550		224,452
Tetra Technologies, Inc.*	10,500	[2]	226,275
Toro Co.	7,800	[2]	459,342
UTI Worldwide, Inc.	10,380		278,080
Wabash National Corp.	9,130		133,572
Washington Group International, Inc.*	3,350		268,034
Williams Scotsman International, Inc.*	9,180		218,576
Total Industrials			8,460,719
Information Technology - 28.1%
Actuate Corp.*	35,150		238,668
Acxiom Corp.	10,225		270,451
ADC Telecommunications, Inc.*	12,550		230,042
Aeroflex, Inc.*	14,870		210,708
Alliance Data Systems Corp.*	4,200		324,576
ANSYS, Inc.*	8,040		213,060
aQuantive, Inc.*	4,125	[2]	263,175
Arris Group, Inc.*	14,990		263,674
ATMI, Inc.*	9,725		291,750
Avocent Corp.*	9,600	[2]	278,496
Benchmark Electronics, Inc.*	10,725		242,600
Ceridian Corp.*	9,375		328,125
Concur Technologies, Inc.*	6,320		144,412
Cypress Semiconductor Corp.*	14,450		336,540
DealerTrack Holdings, Inc.*	2,820		103,889
Diebold, Inc.	8,650		451,531
Diodes, Inc.*	2,875		120,089
DTS, Inc.*	15,810		344,184
Dycom Industries, Inc.*	7,700		230,846
Fair Isaac Corp.	11,300	[2]	453,356
FEI Co.*	5,550		180,153
Harmonic, Inc.*	18,100		160,547
Hypercom Corp.*	54,750		323,572
Infocrossing, Inc.*	33,160		612,467
Insight Enterprises, Inc.*	14,805		334,149
Internap Network Services Corp.*	6,050		87,241
International Rectifier Corp.*	2,525	[2]	94,082
Ixia, Inc.*	9,240		85,562
Macrovision Corp.*	7,850	[2]	235,971
Microsemi Corp.*	5,510	[2]	131,964
MPS Group, Inc.*	13,870		185,442
NICE Systems, Ltd.*	3,950		137,223
Occam Networks, Inc.*	6,030		60,179
Online Resources Corp.*	5,925		65,056
OPNET Technologies, Inc.*	9,925		114,237
Polycom, Inc.*	5,505		184,968
Powerwave Technologies, Inc.*	53,150		356,105
Progress Software Corp.*	6,975		221,735
RightNow Technologies, Inc.*	8,640		141,782
Rogers Corp.*	4,325		160,025
Sapient Corp.*	32,740		253,080
Silicon Image, Inc.*	47,690		409,180
Sirenza Microdevices, Inc.*	14,720		174,726
Sybase, Inc.*	16,600		396,574
Symmetricom, Inc.*	11,045		92,778
Tessera Technologies, Inc.*	7,300		296,015
THQ, Inc.*	14,800	[2]	451,696
Transaction Systems Architects, Inc.*	5,910		198,931
Valueclick, Inc.*	11,450		337,317
Total Information Technology			11,822,929
Materials - 3.7%
Albemarle Corp.	7,120	[2]	274,334
Hercules, Inc.*	5,990		117,704

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 3.7% (continued)
Methanex Corp.	10,350		$260,199
Nalco Holding Co.	10,010		274,774
Schweitzer-Mauduit International, Inc.	4,600		142,600
Sensient Technologies Corp.	3,720		94,451
Silgan Holdings, Inc.	7,190		397,463
Total Materials			1,561,525
Telecommunication Services - 0.5%
Cbeyond, Inc.*	3,460		133,245
NTELOS Holdings Corp.	3,380		93,423
Total Telecommunication Services			226,668
Utilities - 1.1%
Vectren Corp.	7,850		211,400
Westar Energy, Inc.	10,050		244,014
Total Utilities			455,414
Total Common Stocks (cost $31,528,360)			40,057,879
Other Investment Company - 1.5%
iShares Russell 2000 Index Fund (cost $633,781)	7,600	[2]	630,496
Short-Term Investments - 18.2%
Other Investment Companies - 18.2% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	5,996,774		5,996,774
JPMorgan Prime Money Market Fund, Institutional Class Shares. 5.19%	1,675,790		1,675,790
Total Short-Term Investments (cost $7,672,564)			7,672,564
Total Investments - 114.8% (cost $39,834,705)			48,360,939
Other Assets, less Liabilities - (14.8)%			(6,228,020)
Net Assets - 100%			$42,132,919

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers International Equity Fund**	MSCI EAFE Index
Financials	26.2%	28.8%
Industrials	11.7%	12.1%
Materials	11.2%	9.4%
Consumer Discretionary	10.7%	11.8%
Information Technology	7.9%	5.6%
Energy	7.4%	7.5%
Consumer Staples	6.7%	7.8%
Health Care	4.7%	6.3%
Utilities	4.3%	5.3%
Telecommunication Services	3.8%	5.4%
Other Assets and Liabilities	5.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
TOTAL SA *	1.6%
Vodafone Group PLC*	1.4
Siemens AG	1.4
Renault SA	1.3
ORIX Corp.*	1.2
Xstrata PLC*	1.2
BNP Paribas SA	1.2
Veolia Environment	1.2
ABB Ltd.	1.1
Allianz AG	1.1
Top Ten as a Group	12.7%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers International Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index
Australia	0.2%	6.1%
Austria	0.1%	0.6%
Belgium	1.1%	1.2%
Bermuda	0.0%	0.3%
Brazil	1.1%	0.0%
Canada	4.8%	0.0%
Cayman Islands	0.3%	0.2%
China	1.3%	0.0%
Denmark	0.6%	0.8%
Finland	1.1%	1.6%
France	10.8%	9.8%
Germany	12.5%	8.3%
Greece	0.2%	0.7%
Hong Kong	4.6%	1.3%
India	0.3%	0.0%
Ireland	0.9%	0.9%
Italy	1.9%	3.8%
Japan	16.9%	21.2%
Luxembourg	1.0%	0.1%
Mexico	0.3%	0.0%
Netherlands	4.5%	4.1%
New Zealand	0.0%	0.2%
Norway	0.4%	1.0%
Portugal	0.0%	0.4%
Singapore	1.1%	1.1%
South Africa	0.8%	0.0%
South Korea	3.6%	0.0%
Spain	1.0%	4.0%
Sweden	1.6%	2.5%
Switzerland	5.4%	6.5%
Taiwan	1.6%	0.0%
United Kingdom	16.6%	23.0%
United States	3.4%	0.1%
Supranational & Other	0.0%	0.2%

	100.0%	100.0%

*	As a percentage of total market value of common stocks on June 30, 2007

Managers International Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 10.7%
Bulgari S.p.A. (Italy)*	35,968		$576,870
Burberry Group PLC (United Kingdom)	59,974		821,511
Carphone Warehouse Group, The (United Kingdom)	93,366		613,704
China Resources Enterprises, Ltd. (Hong Kong)	142,000		533,930
Compagnie Generale des Etablissements Michelin (France)	8,400		1,173,851
Continental AG (Germany)	12,631		1,783,175
Ctrip.com International, Ltd. (China)*	9,100		715,533
DaimlerChrylser Ag (Germany)	12,739		1,178,510
Daiwa House Industry Co., Ltd. (Japan)	69,000		986,215
Focus Media Holding, Ltd. (Cayman Islands)*	14,500	[2]	732,250
George Wimpey PLC (United Kingdom)	89,700		897,904
Hyundai Mobis (South Korea)	7,700		730,519
Hyundai Motor Co., Ltd. (South Korea)	9,992		788,430
KarstadtQuelle AG (Germany)*	48,645		1,647,287
Kinross Gold Corp. (Canada)*	18,500	[2]	216,080
LG Electronics, Inc. (South Korea)	19,072		1,574,554
Luxottica Group S.p.A. (Italy)	17,462		678,350
Nissan Motor Co., Ltd. (Japan)	84,100		900,366
Pearson PLC (United Kingdom)	71,053		1,196,905
Pinault-Printemps-Redoute SA (France)	3,556		620,292
Renault SA (France)	20,100		3,223,821
Sharp Corp. (Japan)	77,000		1,459,727
Sony Corp (Japan)	15,700		805,908
Swatch Group AG, The (Switzerland)	15,649		885,111
Toyota Motor Corp. (Japan)	14,300		901,849
Wolters Kluwer NV (Netherlands)	34,800		1,061,231
Yamada Denki Co., Ltd. (Japan)	5,290		552,473
Total Consumer Discretionary			27,256,356
Consumer Staples - 6.7%
British American Tobacco PLC (United Kingdom)	30,000		1,023,164
Cadbury Schweppes PLC (United Kingdom)	24,383		330,936
Diageo PLC (United Kingdom)	60,912		1,266,051
Heineken N.V. (Netherlands)	22,146		1,298,238
Henkel KGaA (Germany)	9,475		500,060
Interbrew (Belgium)	18,155		1,437,980
Japan Tobacco, Inc. (Japan)	382		1,882,972
Koninklijke Ahold N.V. (Netherlands)*	119,359		1,497,107
L’Oreal SA (France)	9,000		1,063,806
Metro AG (Germany)	3,800	[2]	315,513
Nestle SA, Registered (Switzerland)	2,224		845,061
Reckitt Benckiser PLC (United Kingdom)	35,399		1,937,937
Seven & I Holdings Co., Ltd. (Japan)	39,000		1,114,830
Tesco PLC (United Kingdom)*	212,419		1,777,246
Unilever NV (Netherlands)	22,467		697,237
Uni-President Enterprises Corp. (Taiwan)	231,000		231,270
Total Consumer Staples			17,219,408
Energy - 7.4%
BP PLC (United Kingdom)	198,000		2,382,398
Cameco Corp. (Canada)	18,200		923,468
Canadian Natural Resources, Ltd. (Canada)	19,500	[2]	1,295,668
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		1,030,873
China Shenhua Energy Co., Ltd. (China)	359,000		1,252,682
EnCana Corp. (Canada)	22,668		1,394,234
Eni S.p.A. (Italy)	63,700		2,309,597
Petroleo Brasileiro S.A. (Brazil)	14,400	[2]	1,536,192
Petroplus Holdings AG (Switzerland)*	5,782		590,956
Repsol YPF, S.A. (Spain)	23,900	[2]	946,166
Suncor Energy, Inc. (Canada)	13,700		1,234,125
TOTAL SA (France)	50,452		4,090,559
Total Energy			18,986,918
Financials - 26.2%
Allianz AG (Germany)	12,000		2,814,419
Amvescap PLC (United Kingdom)	151,420		1,951,058
Aviva PLC (United Kingdom)	96,100		1,426,578
Bank of East Asia, Ltd. (Hong Kong)	69,600		391,414
Barclays PLC (United Kingdom)	117,200		1,630,593
BNP Paribas SA (France)	25,440		3,021,855
CapitaLand Ltd. (Singapore)	230,000		1,218,557
Cathay Financial Holding Co., Ltd. (Taiwan)	105,000		250,652
China Merchants Bank Co., Ltd. (China)	296,500	[2]	902,932
China Overseas Land & Investment Ltd. (Hong Kong)	952,000		1,484,421
Chinatrust Financial Holding, Co. (Taiwan)	281,000		218,881
Credit Agricole SA (France)	29,875	[2]	1,212,268
Credit Suisse Group (Switzerland)	32,400		2,300,111
Daiwa Securities Group, Inc. (Japan)	80,000		850,530
DBS Group Holdings, Ltd. (Singapore)	81,000		1,206,863
Deutsche Boerse AG (Germany)	13,328		1,509,990
Deutsche Postbank AG (Germany)	7,900	[2]	692,674
Fondiaria-Sai SpA (Italy)	19,200	[2]	851,873
Fortis (Belgium)	30,000		1,271,515
Friends Provident PLC (United Kingdom)	29,900		107,030

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 26.2% (continued)
HBOS PLC (United Kingdom)	96,800		$1,903,990
HDFC Bank Ltd. (India)	15,700		437,829
Henderson Land Development Co., Ltd. (Hong Kong)	155,000		1,056,622
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	184,000		2,597,529
ING Groep NV (Netherlands)	59,617		2,623,972
Julias Baer Holding, Ltd. (Switzerland)	22,157		1,594,433
Kennedy-Wilson Japan (Japan)	80		148,895
KK DaVinci Advisors (Japan)*	295		257,536
Kookmin Bank (South Korea)*	28,565		2,505,399
Leopalace21 Corp. (Japan)	7,200		246,043
Man Group PLC (United Kingdom)	150,310		1,828,359
Mitsubishi Estate Co., Ltd. (Japan)	72,000		1,953,406
Mitsui Fudosan Co., Ltd. (Japan)	76,000		2,130,153
Muenchener Rueckversicherungs AG (Germany)	14,400		2,640,832
National Bank of Greece S.A. (Greece)	10,329		588,128
Nomura Holdings, Inc. (Japan)	56,000		1,087,708
ORIX Corp. (Japan)	11,920		3,141,960
Prudential Corp. PLC (United Kingdom)	95,903		1,365,112
Royal Bank of Scotland Group PLC (United Kingdom)	175,524		2,220,990
Shanghai Forte Land Company Ltd. (Hong Kong)	224,000		126,280
Sino Land Co. (Hong Kong)	170,300		354,562
Societe Generale (France)	11,340		2,101,057
Standard Chartered, PLC. (United Kingdom)*	41,100		1,340,574
Sumitomo Mitsui Financial Group, Inc. (Japan)	241		2,246,700
Sumitomo Realty & Development Co., Ltd. (Japan)	65,000		2,116,819
Sun Hung Kai Properties, Ltd. (Hong Kong)	74,000		890,416
T&D Holdings, Inc. (Japan)	15,150		1,023,139
Zurich Financial Services AG (Switzerland)	3,860		1,193,243
Total Financials			67,035,900
Health Care - 4.7%
Actelion Ltd. (Switzerland)*	13,705		610,380
AstraZeneca PLC (United Kingdom)*	16,100		862,813
Elan Corp., PLC -Sponsored ADR (Ireland)*	88,400		1,938,612
Essilor International SA (France)	5,274		628,164
Fresenius Medical Care AG (Germany)	19,369		890,254
GlaxoSmithKline PLC (United Kingdom)	75,200		1,958,960
Novartis AG (Switzerland)	12,600		707,371
Phonak Holding AG (Switzerland)	4,326		387,780
Roche Holding AG (Switzerland)*	3,000		531,560
Sanofi-Synthelabo SA (France)	26,725		2,159,041
Smith & Nephew PLC (United Kingdom)	106,695		1,321,951
Total Health Care			11,996,886
Industrials - 11.7%
ABB Ltd. (Switzerland)	127,767		2,884,981
Air France-KLM (France)	15,200	[2]	707,250
Alfa Laval AB (Sweden)	8,050		485,015
ALSTOM (France)	11,385	[2]	1,898,480
BAE Systems PLC (United Kingdom)	117,500		948,165
Brambles, Ltd. (Australia)*	34,285		353,458
China Communications Constuction Co., Ltd. (China)	299,000		535,807
Dai Nippon Printing Co., Ltd. (Japan)	42,000		626,774
Deutsche Lufthansa AG (Germany)	41,400		1,161,450
European Aeronautic Defense and Space Co. (Netherlands)	29,880	[2]	969,718
FANUC, Ltd. (Japan)	10,800		1,114,704
Far Eastern Textile Co., Ltd. (Taiwan)	264,000		270,301
Gamesa Corporacion Tecnologica, S.A. (Spain)	25,472	[2]	921,473
Hutchison Whampoa, Ltd. (Hong Kong)	108,000		1,072,121
Kajima Corp. (Japan)	113,000		472,290
Komatsu Ltd. (Japan)	29,700		860,798
Mitsubishi Corp. (Japan)	21,900		573,825
Mitsubishi Heavy Inds., Ltd. (Japan)	141,000		903,038
Mitsui O.S.K. Lines, Ltd. (Japan)	166,000		2,250,781
Nippon Yusen Kabushiki Kaisha (Japan)	73,000		669,513
Renewable Energy Corp. AS (Norway)*	28,550		1,105,696
Rolls-Royce, Class B (United Kingdom)*	6,140,757		12,331
RT Group PLC (United Kingdom)*	360,539		28,960
Ryanair Holdings PLC (Ireland)*	11,800	[2]	445,450
Shimizu Corp. (Japan)	90,000		521,417
Siemens AG (Germany)	24,516		3,527,947
Tostem Inax Holding Corp. (Japan)	32,000		648,769
Transurban Group (Australia)	41,947		284,403
Vestas Wind Systems A/S (Denmark)*	24,300		1,594,620
Wright Express Corp. (France)	3,673		1,174,353
Yamato Transport Co., Ltd. (Japan)	62,000		876,439
Total Industrials			29,900,327
Information Technology - 7.9%
Advantest Corp. (Japan)	9,200		400,568
ARM Holdings PLC (United Kingdom)	312,047		912,826
ASML Holding N.V. (Netherlands)*	56,684		1,557,413
Au Optronics Corp., Sponsored ADR (Taiwan)	29,760		511,872
Business Objects SA (France)*	2,900		113,280

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 7.9% (continued)
Canon, Inc. (Japan)	13,900		$815,138
Elpida Memory, Inc. (Japan)*	14,200		623,565
Ericsson (LM), Class B (Sweden)	636,000		2,536,936
HON HAI Precision Industry Co., Ltd. (Taiwan)	68,594		1,185,462
Hynix Semiconductor, Inc. (South Korea)*	22,900		823,889
Infineon Technologies AG (Germany)*	72,936		1,211,455
Nintendo Co., Ltd. (Japan)	1,700		620,234
Nokia Oyj (Finland)	99,092		2,783,027
Research In Motion, Ltd. (Canada)*	8,200		1,639,918
Samsung Electronics Co., Ltd. (South Korea)	3,005		1,837,114
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	99,123	[2]	1,103,240
Toshiba Corp. (Japan)	173,000		1,507,313
Total Information Technology			20,183,250
Materials - 11.2%
Air Liquide SA (France)	11,402		1,496,199
Antofagasta PLC (United Kingdom)	22,900		280,662
Barrick Gold Corp. (Canada)	48,486		1,410,088
BASF AG (Germany)	16,700		2,193,448
Bayer AG (Germany)	19,881		1,505,344
Buzzi Unicem SpA (Italy)*	16,417		565,276
Compania Vale do Rio Doce - ADR (Brazil)	26,100		1,162,755
Gold Fields, Ltd. (South Africa)	65,500		1,018,829
Goldcorp, Inc. (Canada)	43,600		1,035,104
Impala Platinum Holdings, Ltd. (South Africa)	22,400		686,103
JFE Holdings, Inc. (Japan)	37,700		2,343,286
Kazakmys PLC (United Kingdom)*	27,300		687,313
Lonza Group AG (Switzerland)	3,900		357,828
Meridan Gold, Inc. (Canada)*	37,700		1,031,640
Mitsubishi Chemical Holdings Corp. (Japan)	131,000		1,202,566
Mitsui Petrochemical (Japan)	70,000		531,663
Mittal Steel Co. NV (Netherlands)	27,609		1,724,287
POSCO (South Korea)	1,870		897,757
Potash Corp. of Saskatchewan (Canada)	7,800		608,166
Salzgitter AG (Germany)	6,755		1,294,600
Svenska Cellulosa AB (SCA) (Sweden)	58,200		973,276
Syngenta AG (Switzerland)	4,400		857,783
Taiwan Fertilizer Co., Ltd. (Taiwan)	120,000		251,896
Wacker Chemie AG (Germany)	5,411		1,274,421
Xstrata PLC (United Kingdom)	52,614		3,132,268
Total Materials			28,522,558
Telecommunication Services - 3.8%
America Movil , S.A. de C.V. (Mexico)	12,900	[2]	798,897
Bharti Tele-Ventures Ltd. (India)*	21,200		435,754
BT Group PLC (United Kingdom)	51,513		342,847
Cable & Wireless PLC (United Kingdom)	273,313		1,061,610
China Netcom Group Corp Hong K (Hong Kong)	316,000		872,322
Millicom International Cellular S.A. (Luxembourg)*	9,100		833,924
Nippon Telegraph & Tel Corp. (Japan)	149		659,372
Rogers Communications, Class B (Canada)	23,300		993,463
Vodafone Group PLC (United Kingdom)	1,094,599		3,667,795
Total Telecommunication Services			9,665,984
Utilities - 4.3%
E.ON AG (Germany)	16,500		2,770,486
Hong Kong & China Gas Co., Ltd. (Hong Kong)	579,700		1,221,571
Iberdrola SA (Spain)	14,053	[2]	784,671
National Grid PLC (United Kingdom)	65,061		959,995
RWE AG (Germany)	12,050		1,286,082
Tokyo Electric Power Co., Inc., The (Japan)	16,000		514,671
Tokyo Gas Co, Ltd. (Japan)	104,000		493,151
Veolia Environment (France)	37,966		2,981,887
Total Utilities			11,012,514
Total Common Stocks (cost $171,803,785)			241,780,101
Other Investment Companies - 0.4%
Hirco PLC (South Africa)*	40,800		327,724
StreetTRACKS Gold Trust	11,400	[2]	732,678
Total Other Investment Companies (cost $1,099,116)			1,060,402
Warrants - 0.7%
China Overseas Land & Investment Ltd. (Hong Kong)	119,000		114,142
Silicon Precision Industries Co., (Luxembourg)	311,400		660,791
United Microelectronics Corp. (Luxembourg) (a)	1,717,670		1,046,061
Total Warrants (cost $1,493,484)			1,820,994
Short-Term Investments - 8.8%
Other Investment Companies - 8.8% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	14,203,201		14,203,201
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	8,230,640		8,230,640
Total Short-Term Investments (cost $22,433,841)			22,433,841
Total Investments - 104.5% (cost $196,830,226)			267,095,338
Other Assets, less Liabilities - (4.5)%			(11,606,365)
Net Assets - 100%			$255,488,973

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	22.8%	21.3%
Information Technology	12.3%	12.9%
Energy	10.9%	15.4%
Industrials	10.6%	9.2%
Telecommunication Services	10.2%	10.5%
Materials	8.3%	14.3%
Utilities	7.3%	3.6%
Consumer Discretionary	6.5%	5.9%
Consumer Staples	5.7%	5.1%
Preferred Stock	2.5%	0.0%
Health Care	0.0%	1.8%
Other Assets and Liabilities	2.9%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2.3%
China Petroleum and Chemical Corp., Class H*	2.2
Yanzhou Coal Mining Co., Ltd.	2.0
Anglo American PLC*	1.9
IOI Corp., Berhad	1.9
China Mobile Ltd.*	1.9
Tam S.A.	1.8
Hon Hai Precision Industry Co., Ltd.	1.8
China Overseas Land & Investment Ltd.*	1.8
Mobile Telesystems, Sponsored ADR*	1.7
Top Ten as a Group	19.3%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Emerging Markets Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index
Argentina	0.0%	0.3%
Bermuda	1.4%	0.7%
Brazil	13.5%	11.2%
Cayman Islands	0.0%	0.7%
Chile	1.6%	1.6%
China	6.5%	7.8%
Colombia	0.7%	0.3%
Czech Republic	1.2%	0.6%
Egypt	0.0%	0.8%
Hong Kong	5.8%	3.7%
Hungary	1.6%	1.1%
India	6.5%	6.4%
Indonesia	1.9%	1.5%
Israel	1.7%	2.1%
Jordan	0.0%	0.1%
Luxembourg	0.0%	0.4%
Malaysia	4.2%	2.7%
Mexico	4.1%	6.0%
Morocco	0.0%	0.3%
Netherlands	0.0%	0.1%
Pakistan	0.0%	0.2%
Peru	0.0%	0.2%
Philippines	0.5%	0.6%
Poland	0.0%	1.9%
Russia	13.4%	8.6%
South Africa	4.4%	7.5%
South Korea	13.2%	15.7%
Taiwan	9.5%	12.5%
Thailand	2.2%	1.4%
Turkey	1.3%	1.5%
United Kingdom	1.9%	0.1%
United States	2.9%	1.4%
Supranational & Other	0.0%	0.0%
	100.0%	100.0%

*	As a percentage of total market value of common stocks on June 30, 2007

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 6.5%
Consorcio ARA, S.A. de C.V. (Mexico)	1,568,800		$2,526,692
Grupo Televisa S. A. (Mexico)	95,200		2,628,472
Hyundai Motor Co., Ltd. (South Korea)	16,381		1,292,562
Lojas Renner S.A. (Brazil)	54,800		1,017,024
Net Servicos de Comunicacao SA (Brazil)*	180,400		2,978,611
Resorts World Berhad (Malaysia)	1,949,000		1,955,865
Total Consumer Discretionary			12,399,226
Consumer Staples - 5.7%
IOI Corp., Berhad (Malaysia)*	2,389,000		3,605,474
ITC, Ltd. (India)	630,056		2,393,205
Natura Cosmeticos SA (Brazil)	132,700		1,915,861
OJSC Cherkizovo Group (a) (Russia)*	42,118		572,805
Shinsegae Co., Ltd. (South Korea)	3,462		2,253,072
Total Consumer Staples			10,740,417
Energy - 10.9%
China Petroleum and Chemical Corp., Class H (Hong Kong)	3,704,000		4,132,419
LUKOIL Holdings, ADR (Russia)	23,306		1,787,570
OAO Rosneft Oil Co. GDR (a) (Russia)	222,080		1,754,432
PetroChina Co., Ltd. (China)	1,710,000		2,539,939
PTT Public Co., Ltd. (Thailand)	316,200		2,474,753
Sasol Ltd. (South Africa)	75,394		2,830,586
Surgutneftegaz Sponsored ADR (Russia)	25,782	[2]	1,411,564
Yanzhou Coal Mining Co., Ltd. (China)	2,438,000		3,711,740
Total Energy			20,643,003
Financials - 22.8%
Banco Bradesco S.A. (Brazil)	121,140	[2]	2,920,685
Bancolombia S.A. (Colombia)	43,001		1,411,723
Bank Hapoalim, Ltd. (Israel)	345,470		1,683,095
Cathay Financial Holding Co., Ltd. (Taiwan)	300,000		716,148
China Merchants Bank Co., Ltd. (China)	73,171	[2]	222,828
China Overseas Land & Investment Ltd. (Hong Kong)	2,142,000		3,339,946
Chinatrust Financial Holding, Co. (Taiwan)	2,877,280		2,241,219
Grupo Financiero Banorte S.A. de C.V. (Mexico)	554,976		2,541,789
Haci Omer Sabanci Holding AS (Turkey)*	494,742		2,444,296
Kookmin Bank, Sponsored ADR (South Korea)	30,148	[2]	2,644,583
OAO Open Investments (Russia)*	6,590		1,634,320
OTP Bank Rt. (Hungary)	52,735		3,041,456
PT Bank Rakyat Indonesia (Indonesia)	2,013,000		1,282,005
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	11,836		2,278,518
Sanlam, Ltd. (South Africa)*	850,883		2,700,654
Savings Bank of the Russian Federation (Russia)	823		3,178,567
Siam Commercial Bank PCL (Thailand)	791,700		1,672,732
Uniao de Bancos Brasileiros SA (Brazil)	28,420	[2]	3,207,765
VTB Bank OJSC (a) (Russia)*	179,465		1,938,222
Woori Investment & Securities Co., Ltd. (South Korea)	71,280		2,177,056
Total Financials			43,277,607
Industrials - 10.6%
China Shipping Development Co., Ltd. (China)	1,316,000		3,045,896
Cosco Pacific Limited (Bermuda)	1,004,000		2,631,870
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	76,690		4,335,868
Hyundai Development Co. (South Korea)	39,900		2,839,041
Larsen & Toubro Ltd. (India)	22,769		1,230,287
Localiza Rent A Car SA (Brazil)	81,000		913,717
Santos-Brasil SA (Brazil)	57,062		855,190
Siemens India, Ltd. (India)	94,219		3,224,116
SM Investments Corp. (Philippines)	110,610		1,017,104
Total Industrials			20,093,089
Information Technology - 12.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	2,200,727		2,993,288
Hon Hai Precision Industry Co., Ltd. (Taiwan)*	393,784		3,401,317
Infosys Technologies (India)	51,315		2,428,561
LG.Philips LCD Co., Ltd. (South Korea)*	62,640	[2]	2,780,007
Mediatek, Inc. (Taiwan)*	203,000		3,158,381
Samsung Electronics Co., Ltd. (South Korea)	1,458		891,352
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,800		2,082,909
Siliconware Precision Industries Co. (Taiwan)	1,325,000		2,827,934
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	991		2,122
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	249,403		2,775,851
Total Information Technology			23,341,722
Materials - 8.3%
Anglo American PLC (United Kingdom)	61,442		3,607,370
Compania Vale do Rio Doce - ADR (Brazil)	59,100		2,632,905
Formosa Chemicals & Fibre Corp. (Taiwan)	680		1,568

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 8.3% (continued)
GMK Norilsk Nickel, Sponsored ADR (Russia)	14,200	[2]	$2,967,800
Magnitogorsk Iron & Steel Works (Russia)*	76,732		982,170
Novolipetsk Steel, Corp. (Russia)	59,962		1,738,898
Polyus Gold (Russia)	7,652		321,997
Polyus Gold Co. ZAO-ADR (Russia)	16,338	[2]	692,731
Sappi Ltd. (South Africa)	154,495		2,810,106
Total Materials			15,755,545
Telecommunication Services - 10.2%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	916,879		1,503,683
Bharti Tele-Ventures Ltd. (India)*	153,611		3,157,386
China Mobile Ltd. (Hong Kong)	332,000		3,571,996
China Telecom Corp., Ltd., Class H (China)	4,842,000		2,862,939
Mobile Telesystems, Sponsored ADR (Russia)	53,327		3,230,016
Telekomunikasi Indonesia Tbk P (Indonesia)	2,153,000		2,335,551
Tim Participacoes SA-ADR (Brazil)	78,300	[2]	2,699,001
Total Telecommunication Services			19,360,572
Utilities - 7.3%
Ceske Energeticke Zavody (Czech Republic)	44,512		2,288,919
Companhia Energetica de Minas Gerais (Brazil)	144,420		3,054,607
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	60,179	[2]	2,922,292
Tenaga Nasional Berhad (Malaysia)	756,750		2,503,097
Unified Energy System (Russia)	23,500		3,184,250
Total Utilities			13,953,165
Total Common Stocks (cost $112,032,103)			179,564,346
Preferred Stocks - 2.5%
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560		1,394,679
Tam S.A. (Brazil)	102,883		3,413,432
Total Preferred Stocks (cost $1,922,970)			4,808,111
Other Investment Companies - 11.6% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	17,731,244		17,731,244
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	4,294,127		4,294,127
Total Other Investment Companies (cost $22,025,371)			22,025,371
Total Investments - 108.7% (cost $135,980,444)			206,397,828
Other Assets, less Liabilities - (8.7)%			(16,514,034)
Net Assets - 100%			$189,883,794

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Bond Fund**	Lehman Bros Govt/Credit Index
Corporate	51.9%	33.4%
U.S. Government	38.5%	60.5%
Foreign Government	5.2%	6.1%
Municipal Bonds	1.5%	0.0%
Mortgage-Backed Securities	0.3%	0.0%
Equity	0.3%	0.0%
Asset-Backed Securities	0.2%	0.0%
Other Assets and Liabilities	2.1%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
USTB, 5.375%, 02/15/31*	14.4%
USTN, 4.750%, 02/15/37	6.1
USTB, 4.500%, 02/15/36	5.6
USTN, 4.625%, 11/30/08*	5.3
USTN, 3.750%, 05/15/08*	3.2
USTN, 4.500%, 09/30/11*	2.7
Canada Government, 4.250%, 09/01/08*	1.7
United Airlines, Inc., 6.636%, 07/02/22	1.3
Tobacco Settlement Financing Corp., 6.706%, 06/01/46	1.2
Nextel Communications, Inc., 5.950%, 03/15/14*	1.2
Top Ten as a Group	42.7%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy solicitation to sell that security.

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 51.9%
Finance - 11.6%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		$3,750,837
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,754,550
Barclays Capital Corp.,
4.100%, 03/22/10 (a)	THB	26,000,000		699,910
4.160%, 02/22/10 (a)	THB	25,000,000		736,182
Barclays Financial LLC, 4.950%, 03/23/09, (09/23/07) (a) [6]	KRW	160,900,000		174,826
BNP Paribas SA, 12.701%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,546,641
Cigna Corp., 6.150%, 11/15/36		6,830,000		6,505,930
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		1,209,437
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,999,572
Colonial Realty LP,
4.800%, 04/01/11		3,485,000		3,359,477
5.500%, 10/01/15		1,255,000		1,206,221
Equity One, Inc., 6.000%, 09/15/17 (a)		5,915,000		5,785,816
First Industrial LP, 5.950%, 05/15/17		15,000,000		14,578,724
Ford Motor Credit Co., 8.000%, 12/15/16	NZD	3,500,000		3,352,468
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		2,826,851
3.485%, 03/08/12	SGD	16,500,000		10,911,817
6.500%, 09/28/15	NZD	11,570,000		8,135,917
6.625%, 02/04/10	NZD	3,500,000		2,595,009
6.750%, 09/26/16	NZD	2,865,000		2,066,597
GMAC,
5.625%, 05/15/09	NZD	500,000		488,866
6.125%, 01/22/08	BRL	2,000,000	[2]	1,999,718
6.875%, 09/15/11		250,000		245,914
Highwoods Properties, Inc.,
5.850%, 03/15/17 (a)		3,015,000		2,916,214
7.500%, 04/15/18		2,405,000		2,604,124
HSBC Bank USA, N.A., 3.626%, 04/18/12 (a) [4]	MYR	11,930,000		2,907,776
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [7]		900,000		855,220
JP Morgan Chase & Co.,
3.734%, 06/08/12 (a) [4]	MYR	4,516,015		1,089,489
4.000%, 02/01/08	CAD	1,000,000		991,511
8.552%, 03/28/11 (a) [4]	IDR	932,700,000		75,414
8.564%, 04/12/12 (a) [4]	IDR	40,733,437,680		3,018,021
JPMorgan Chase Bank, NA, 9.996%, 05/17/10 (a) [4]	BRL	3,600,000		1,408,720
JPMorgan Chase of London, 8.370%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,402,147

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Finance - 11.6% (continued)
Kinder Morgan Finance Co.,
5.150%, 03/01/15		$730,000	[2]	$665,461
5.700%, 01/05/16		370,000		341,020
6.400%, 01/05/36		2,120,000		1,873,486
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,107,113
5.750%, 09/15/15		3,295,000		3,113,561
5.875%, 08/01/33		10,185,000		8,575,149
Merrill Lynch & Co., 10.710%, 03/08/17		2,500,000		1,368,481
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,071,293
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		10,477,917
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,255,000		1,096,556
SLM Corp., 6.500%, 06/15/10	NZD	500,000		350,294
St. Paul Travelers Companies, Inc., The, 6.750%, 06/20/36		2,610,000		2,698,085
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,415,047
Travelers Cos, Inc., 6.250%, 06/15/37		15,435,000		14,946,559
Travelers Property Casualty Corp., 6.375%, 03/15/33		3,040,000		3,016,060
Wells Fargo Co., 5.106%, 05/01/33, (08/01/07) [6]		8,390,000	[2]	8,389,161
Willis North America Inc., 6.200%, 03/28/17		5,685,000		5,566,724
Total Finance				166,271,883
Industrial - 36.8%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28	NZD	500,000		395,000
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		914,708
7.450%, 08/01/29		3,195,000		3,116,176
7.750%, 06/15/26		915,000		922,823
Altria Group, Inc., 7.000%, 11/04/13		1,500,000		1,590,972
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000		2,941,869
American President, Ltd., 8.000%, 01/15/24 [5]		250,000		234,080
Anadarko Petroleum Corp.,
5.950%, 09/15/06		4,915,000		4,799,119
6.450%, 09/15/36		13,415,000		12,902,909
Apache Corp., 6.000%, 01/15/37		12,000,000		11,442,756
Arrow Electronics, Inc., 6.875%, 07/01/13	NZD	500,000		516,908
AT&T Corp.,
6.150%, 09/15/34		1,375,000		1,318,363
6.500%, 03/15/29		7,650,000		7,362,980
Avnet, Inc.,
2.000%, 03/15/34		1,425,000		1,802,625
5.875%, 03/15/14		11,000,000		10,850,895
6.000%, 09/01/15		5,340,000		5,146,356
6.625%, 09/15/16		1,370,000		1,388,158
Bell Canada, 5.000%, 02/15/17	CAD	1,000,000		829,899

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrial - 36.8% (continued)
BellSouth Corp., 6.000%, 11/15/34		$9,740,000	[2]	$9,116,474
Bowater, Inc., 6.500%, 06/15/13		1,675,000		1,455,156
Bristol-Myers Squibb, 4.860%, 09/15/23, (09/17/07) [6]		6,060,000		6,135,750
Canadian Pacific Railway Co., 5.950%, 05/15/37		7,625,000		7,166,982
Centex Corp., 5.250%, 06/15/15		1,915,000		1,713,569
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13		5,600,000		5,631,483
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,316,812
Clear Channel Communications,
4.250%, 05/15/09		1,500,000		1,449,735
5.750%, 01/15/13	NZD	500,000		450,199
Comcast Corp.,
5.650%, 06/15/35		12,425,000		10,809,812
5.983%, 04/19/22		7,950,000		7,731,375
6.450%, 03/15/37		10,570,000	[2]	10,186,563
6.500%, 11/15/35		375,000		363,506
6.795%, 08/02/20		49,114		47,886
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		3,949,140
Corning, Inc.,
6.850%, 03/01/29		9,142,000		9,212,978
7.250%, 08/15/36		1,185,000		1,221,483
CSX Corp., 6.000%, 10/01/36		10,710,000		9,998,599
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		8,267,252
6.750%, 02/15/27		1,853,000		1,803,803
7.125%, 03/01/28		50,000		50,507
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		4,917,201
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000		2,820,375
Devon Energy Corp.,
4.900%, 08/15/08		1,250,000		1,965,625
4.950%, 08/15/08		1,692,000		2,660,670
Dillards, Inc., 7.000%, 12/01/28		225,000	[2]	202,193
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		2,583,152
El Paso Corp.,
6.750%, 05/15/09		250,000	[2]	252,182
6.950%, 06/01/28		1,030,000		956,984
7.000%, 05/15/11	NZD	500,000	[2]	509,792
Energy Transfer Partners LP,
6.125%, 02/15/17		700,000		691,210
6.625%, 10/15/36		1,805,000		1,762,620
Equifax, Inc., 7.000%, 07/01/37		2,170,000		2,188,990
Federated Retail Holdings, 6.375%, 03/15/37		12,735,000		12,250,357
Foot Locker, Inc., 8.500%, 01/15/22		570,000		578,550
Ford Motor Co., 6.375%, 02/01/29		1,990,000		1,467,625

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrial - 36.8% (continued)
Georgia-Pacific Corp.,
7.250%, 06/01/28		$1,245,000		$1,145,400
7.750%, 11/15/29		1,615,000		1,518,100
8.000%, 01/15/24		1,695,000		1,644,150
8.875%, 05/15/31		2,750,000		2,743,125
GTE Corp., 6.940%, 04/15/28		130,000		133,705
HCA, Inc.,
5.750%, 03/15/14		2,500,000		2,115,625
6.250%, 02/15/13		1,940,000		1,750,850
6.625%, 02/15/16		5,765,000		4,878,631
7.050%, 12/01/27		1,600,000		1,300,146
7.500%, 11/06/33		925,000		783,938
7.580%, 09/15/25		730,000		630,167
Home Depot Inc., The, 5.875%, 12/16/36		3,780,000		3,367,984
Hospira, Inc., 6.050%, 03/30/17		3,395,000		3,343,155
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)		2,225,000		2,210,635
International Paper Co.,
4.000%, 04/01/10	CAD	1,000,000		959,842
4.250%, 01/15/09	CAD	1,000,000		979,950
Intuit, Inc., 5.750%, 03/15/17		3,560,000		3,426,635
JC Penney Corp., Inc., 6.375%, 10/15/36		6,090,000		5,799,550
Kellwood Co., 7.625%, 10/15/17		250,000		241,018
KN Capital Trust III, 7.630%, 04/15/28		75,000	[2]	70,520
Koninklijke KPN NV, 8.375%, 10/01/30		815,000		913,868
Kraft Foods, Inc., 6.500%, 11/01/31		6,100,000		5,897,096
Lennar Corp.,
5.600%, 05/31/15		2,740,000		2,567,555
6.500%, 04/15/16		2,340,000	[2]	2,266,126
Lowe’s Co., Inc., 6.875%, 02/15/28	NZD	500,000		525,600
Lubrizol Corp., 6.500%, 10/01/34		7,825,000		7,553,347
Lucent Technologies, Inc.,
6.450%, 03/15/29		4,125,000		3,588,750
6.500%, 01/15/28		305,000		265,350
Masco Corp., 5.850%, 03/15/17		8,150,000		7,834,660
Missouri Pacific Railroad, 5.000%, 01/01/45		300,000		228,753
Motorola, Inc.,
6.500%, 09/01/25		1,145,000		1,095,237
8.000%, 11/01/11		1,075,000		1,160,312
New England Telephone & Telegraph Co., 7.875%, 11/15/29		2,390,000		2,614,811
Newmont Mining Corp., 5.875%, 04/01/35		720,000		637,275

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrial - 36.8% (continued)
News America, Inc.,
6.150%, 03/01/37 (a)		$6,075,000		$5,600,111
6.200%, 12/15/34		3,440,000		3,206,734
6.400%, 12/15/35		5,820,000		5,542,456
Nextel Communications, Inc.,
5.950%, 03/15/14		18,220,000		17,353,695
6.875% 10/31/13		20,000		19,851
ONEOK Partners, LP, 6.650%, 10/01/36	CAD	1,000,000		991,840
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000		1,334,296
Owens Corning, Inc.,
6.500%, 12/01/16		1,265,000		1,266,657
7.000%, 12/01/36		1,895,000		1,846,488
Pemex Project Funding Master Trust, 8.625%, 12/01/23		950,000		1,157,575
Penney (JC), Co., 7.125%, 11/15/23		33,000		35,471
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		645,545		667,333
Plains All American Pipeline LP,
6.125%, 01/15/17 (a)		2,770,000		2,749,206
6.650%, 01/15/37 (a)		5,960,000		5,876,310
Pulte Homes, Inc.,
6.000%, 02/15/35		10,150,000	[2]	8,648,957
6.375%, 05/15/33		4,570,000		4,025,960
Series $, 5.200%, 02/15/15		2,935,000		2,637,370
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		11,800,000		11,455,275
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		595,000		535,500
7.625%, 08/03/21		1,435,000	[2]	1,370,425
7.750%, 02/15/31		1,705,000		1,606,962
Qwest Corp.,
6.875%, 09/15/33	CAD	820,000		768,750
7.250%, 09/15/25		560,000		558,600
Raytheon Co.,
7.000%, 11/01/28		1,500,000		1,654,545
7.200%, 08/15/27		800,000		897,719
Reynolds American, Inc.,
6.750%, 06/15/17		7,495,000		7,600,162
7.250%, 06/15/37	BRL	2,000,000		2,058,886
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		4,695,000		5,153,448
Schering-Plough Corp., 5.300%, 12/01/13		1,500,000		1,505,523
Southern Natural Gas Co.,
5.900%, 04/01/17 (a)		4,765,000		4,608,794
7.350%, 02/15/31	CAD	1,000,000		1,060,070

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrial - 36.8% (continued)
Sprint Capital Corp., 6.875%, 11/15/28		$27,000	$25,700
Sprint Nextel Corp., 6.000%, 12/01/16		48,000	45,535
Talisman Energy, Inc.,
5.850%, 02/01/37		1,095,000	966,526
6.250%, 02/01/38		3,000,000	2,780,259
Teck Cominco Ltd., 7.000%, 09/15/12	CAD	1,000,000	1,053,043
Telecom Italia Capital, 6.000%, 09/30/34		1,955,000	1,761,306
Telecom Italia S.p.A., 6.375%, 11/15/33		3,170,000	2,985,978
Telefonica Emisiones SAU, 7.045%, 06/20/36		12,125,000	12,556,372
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000	295,633
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000	6,076,587
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		2,395,000	2,466,424
Time Warner, Inc.,
6.500%, 11/15/36		3,360,000	3,190,216
6.625%, 05/15/29		1,995,000	1,937,029
6.950%, 01/15/28		855,000	861,222
7.625%, 04/15/31		560,000	599,968
7.700%, 05/01/32		365,000	394,693
Toro Co., The, 6.625%, 05/01/37		6,810,000	6,548,564
Transocean, Inc., 7.375%, 04/15/18	NZD	500,000	538,049
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000	2,062,573
6.650%, 06/01/37		1,220,000	1,181,444
Union Pacific Corp., 5.375%, 06/01/33		2,525,000	2,201,522
United Airlines, Inc., 6.636%, 07/02/22		18,390,000	18,440,747
USG Corp, 6.300%, 11/15/16		1,410,000	1,377,784
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000	3,684,007
Verizon Global Funding Corp., 5.850%, 09/15/35		11,400,000	10,456,114
Verizon Maryland, Inc., 5.125%, 06/15/33		845,000	683,760
Verizon New York, Inc., Series B, 7.375%, 04/01/32		3,090,000	3,250,019
Viacom, Inc., 6.875%, 04/30/36		4,160,000	4,019,076
Vondafone Group PLC, 6.150%, 02/27/37	SGD	16,500,000	15,349,786
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		515,000	498,906
Weatherford International, Inc., 6.500%, 08/01/36		1,565,000	1,513,414
Wellpoint, Inc., 6.375%, 06/15/37		13,650,000	13,478,202
Western Union Co., 6.200%, 11/17/36		12,735,000	12,187,701
White Pine Hydro LLC,
6.310%, 07/10/17 [5]		1,700,000	1,680,839
6.960%, 07/10/37 [5]		1,645,000	1,624,776
Williams Co., Inc., Series A, 7.500%, 01/15/31	CAD	1,000,000	1,035,000
XTO Energy, Inc., 6.100%, 04/01/36		190,000	178,273
Total Industrial			525,337,068

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilites - 3.5%
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		$6,260,000		$5,769,949
Commonwealth Edison,
4.700%, 04/15/15		1,465,000		1,338,069
5.875%, 02/01/33	AUD	5,000,000		4,622,525
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,515,842
Dominion Resources, Inc., 5.950%, 06/15/35		740,000		693,875
Empresa Nacional de Electricidad SA,
7.875%, 02/01/27		2,900,000		3,219,922
8.625%, 08/01/15		300,000	[2]	344,916
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		242,097
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,349,502
6.375%, 09/30/36 (a)		3,605,000		3,462,696
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		10,545,000		10,586,337
Methanex Corp., 6.000%, 08/15/15		3,825,000		3,681,142
MidAmerican Energy Holdings Co.,
5.875%, 10/01/12		750,000		756,470
6.125%, 04/01/36		2,305,000		2,226,867
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000		1,259,721
Oneok, Inc., 6.000%, 06/15/35		4,010,000		3,600,298
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	BRL	2,000,000		2,269,504
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		2,240,522
Total Utilities				50,180,254
Total Corporate Bonds (cost $745,298,179)				741,789,205
Foreign Government - 5.2%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	175,271		172,092
Brazil, Republic of,
10.250%, 01/10/28	BRL	3,000,000		1,734,059
12.500%, 01/05/22	BRL	5,160,000		3,472,100
Canada Government,
2.750%, 12/01/07	CAD	3,920,000		3,652,546
4.100%, 12/15/08	CAD	3,340,000		3,108,512
4.250%, 09/01/08	CAD	25,410,000		23,755,279
4.250%, 12/01/08	CAD	820,000		765,847
Canadian Government Bond, 5.750%, 06/01/33	CAD	2,145,000		2,400,225
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000		6,417,869
6.501%, 03/10/21 [4]	AUD	5,000,000		1,764,777
9.656%, 09/12/08 (a) [4]	BRL	13,323,060		6,162,865
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,925,353
11.488%, 05/11/09 [4]	BRL	6,500,000		2,734,448

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Foreign Government - 5.2% (continued)
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	99,070,000		$9,416,854
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,336,243
Total Foreign Government (cost $66,625,437)				73,819,069
U.S. Government and Agency Obligations - 38.5%
Federal Home Loan Mortgage Corporation - 0.4%
FHLMC, 5.500%, 09/15/11		$5,090,000	[2]	5,135,774
FHLMC Gold Pool, 5.000%, 12/01/31		195,003		183,763
Total Home Loan Mortgage Corporation				5,319,537
Federal National Mortgage Association - 0.8%
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,458,115
FNMA, 4.000%, 10/01/18		9,082,273		8,452,656
FNMA, 6.000%, 07/01/29		21,323		21,254
Total Federal National Mortgage Association				10,932,025
U.S. Treasury Bonds - 20.0%
USTB, 4.500%, 02/15/36		88,490,000	[2]	80,124,952
USTB, 5.375%, 02/15/31		200,405,000	[2]	205,790,885
Total U.S. Treasury Bonds				285,915,837
U.S. Treasury Notes - 17.3%
USTN, 3.750%, 05/15/08		45,790,000	[2]	45,289,149
USTN, 4.500%, 09/30/11		40,000,000	[2]	39,343,760
USTN, 4.625%, 11/30/08		76,000,000	[2]	75,691,288
USTN, 4.750%, 02/15/37		91,810,000	[2]	86,566,823
Total U.S. Treasury Notes				246,891,020
Total U.S. Government and Agency Obligations (cost $549,832,108)				549,058,419
Municipal Bonds - 1.5%
MI Tobacco Settlement, 7.309%, 06/01/34		3,210,000		3,272,691
Tobacco Settlement Financing Corp., 6.706%, 06/01/46		18,340,000		17,598,147
Total Municipal Bonds (cost $21,546,724)				20,870,838
Mortgage-Backed Securities - 0.3%
Bank Of America-First Union, Series 2001, 5.464%, 04/11/37		1,500,000		1,491,912
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		3,387,462		3,314,996
Total Mortgage-Backed Securities (cost $4,730,862)				4,806,908
Asset-Backed Securities - 0.2%
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		139,210		137,028
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		3,019,908
Total Asset-Backed Securities (cost $2,924,718)				3,156,936

		Shares
Preferred Stocks - 0.3%
Entergy New Orleans, Inc., 4.750%		482		38,741
Entergy New Orleans, Inc., 5.560%		100		8,612
Newell Financial Trust I, 5.250%		84,628		4,167,929
Wisconsin Electric Power Co., 3.600%		3,946		275,727
Total Preferred Stocks (cost $3,880,632)				4,491,009

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Other Investment Companies - 31.3% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	438,950,824	$438,950,824
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	7,350,048	7,350,048
Total Other Investment Companies (cost $446,300,872)		446,300,872
Total Investments - 129.2% (cost $1,841,139,532)		1,844,293,256
Other Assets, less Liabilities - (29.2)%		(416,740,293)
Net Assets - 100%		$1,427,552,963

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Global Bond Fund**	Lehman Bros Global Aggregate Index
Foreign Government	37.4%	49.5%
Corporate	32.0%	16.3%
U.S. Government	24.5%	13.2%
Asset-Backed Securities	1.7%	0.6%
Other Assets and Liabilities	4.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
USTN, 4.750%, 03/31/11*	5.8%
Colombia, Republic of, 11.750%, 03/01/10	4.7
Belgium Kingdom, 5.500%, 09/28/17	3.8
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10*	3.4
FNMA, 5.500%, 04/01/36*	2.5
Kreditanstalt fuer Wiederaufbau, 1.850%, 09/20/10	2.4
Swedish Government, 4.000%, 12/01/09	2.1
USTN, 4.500%, 02/15/16	2.0
U.K. Gilts, 4.750%, 03/04/20	1.8
Colombia, Republic of, 7.375%, 01/27/17	1.7
Top Ten as a Group	30.2%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Global Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 37.4%
Argentina, Republic of, 2.000%, 09/30/14 [7]	ARS	640,000		$231,824
Asia Development Bank, 2.350%, 06/21/27	JPY	60,000,000		489,600
Belgium Kingdom, 5.500%, 09/28/17	EUR	2,770,000		4,005,467
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,444,867
Bundesrepublik Deutschland,
3.250%, 07/04/15	EUR	615,000		1,020,550
3.750%, 01/04/17	EUR	275,000		372,271
3.750%, 07/04/13	CAD	125,000		116,477
4.000%, 04/13/12	CAD	1,310,000	[2]	1,225,122
4.000%, 01/04/37	COP	136,000,000		73,038
4.500%, 07/04/09	COP	422,000,000	[2]	248,357
6.500%, 07/04/27	EUR	1,060,000		1,275,730
Canadian Government,
4.250%, 09/01/09	EUR	1,000,000		1,236,760
4.500%, 06/01/15	EUR	1,339,000		1,700,241
Colombia, Republic of,
7.375%, 01/27/17	JPY	228,000,000		1,846,988
9.850%, 06/28/27	JPY	210,000,000	[2]	1,679,702
11.750%, 03/01/10	EUR	3,820,000		5,053,454
12.000%, 10/22/15	JPY	171,000,000		1,410,325
Development Bank of Japan,
1.400%, 06/20/12	ISK	16,000,000		256,895
1.750%, 06/21/10	JPY	58,000,000		474,230
European Investment Bank, 1.250%, 09/20/12	EUR	590,000		797,340
Inter-American Development Bank, 13.000%, 06/20/08	MXN	3,790,000		371,089
International Bank for Reconstruction & Development, 2.000%, 02/18/08	EUR	190,000		282,304
Irish Government, 4.600%, 04/18/16	NOK	6,080,000		1,018,499
Mexican Government, 9.000%, 12/20/12	NOK	6,155,000		1,069,304
Netherlands Government SA, 5.500%, 01/15/28	EUR	100,000	[2]	108,400
Norwegian Government,
5.000%, 05/15/15	COP	245,000,000		124,878
6.000%, 05/16/11	EUR	680,000		882,330
Republica Orient Uruguay, 4.250%, 04/05/27	ZAR	6,315,000	[2]	986,185
Singapore Government,
3.625%, 07/01/14	EUR	385,000		496,381
4.625%, 07/01/10	UYU	11,065,000		511,361
South Africa, Republic of,
4.500%, 04/05/16	SGD	1,500,000		1,030,321
13.000%, 08/31/10	SGD	2,195,000		1,519,387
Swedish Government, 4.000%, 12/01/09	SEK	15,065,000	[2]	2,183,139
U.K. Gilts,
4.000%, 03/07/09	GBP	250,000		457,122
4.000%, 09/07/16	GBP	50,000		97,645
4.750%, 03/04/20	GBP	1,030,000		1,956,040
U.K. Treasury,
4.250%, 03/07/36	GBP	265,000		516,984
5.000%, 03/07/12	GBP	105,000		188,834
5.000%, 03/07/25	GBP	630,000		1,239,830
Total Foreign Government and Agency Obligations (cost $39,829,470)				39,999,271

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Corporate Bonds - 32.0%
Finance - 20.9%
ASIF Global Financial, 2.380%, 02/26/09 (a)	USD	500,000		$323,348
Bank of America NA, 5.300%, 03/15/17	USD	1,000,000		954,885
Barclays Financial LLC,
4.060%, 09/16/10 (a)	KRW	220,000,000		232,276
4.460%, 09/23/10 (a)	KRW	110,000,000		116,471
4.870%, 03/23/09, (9/23/07) (a) [6]	KRW	307,770,000		334,408
Bayerische Landesbank, 3.125%, 02/10/09	CHF	485,000		397,221
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	105,000		197,179
CIT Group, Inc., 5.500%, 12/01/14	USD	670,000		1,055,961
Cosan Finance, Ltd., 7.000%, 02/01/17 (a)	USD	100,000		96,880
Depfa ACS Bank,
0.750%, 09/22/08	JPY	150,000,000		1,215,840
1.875%, 05/07/09	CHF	140,000		111,872
General Electric Capital Corp.,
2.250%, 02/09/09	USD	725,000		585,058
5.250%, 04/15/13 (b)	USD	1,000,000		963,277
Goldman Sachs Group, Inc., 4.428%, 05/23/16, (8/23/07) [6]	USD	350,000		472,949
HSBC Bank USA, N.A., 3.626%, 04/18/12 (a) [4]	USD	3,560,000		867,702
HSBC Bank,
1.790%, 09/18/15	USD	100,000,000		785,564
3.789%, 05/17/12 (a) [4]	USD	3,000,000		723,389
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [7]	USD	280,000		266,068
Instituto de Credito Oficial, 8.000%, 09/28/09	JPY	130,000,000		1,048,346
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000	[2]	102,250
JP Morgan Chase & Co.,
3.734%, 06/08/12 (a) [4]	USD	1,935,435		466,924
5.125%, 09/15/14	USD	270,000		259,270
JPMorgan Chase of London, 8.370%, 10/21/10 (a) [4]	IDR	2,680,548,500		226,043
KfW Bankengruppe, 2.050%, 02/16/26	JPY	120,000,000		944,614
Kreditanstalt fuer Wiederaufbau, 1.850%, 09/20/10	JPY	315,000,000	[2]	2,604,434
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	USD	120,000		227,142
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	685,000		938,114
Network Rail MTN Finance PLC, 4.875%, 03/06/09	GBP	465,000		917,605
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	440,000,000	[2]	3,631,125
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		13,106
Rabobank, 13.500%, 01/28/08 (a)	ISK	50,000,000		800,466
SLM Corp, 5.000%, 10/01/13	USD	150,000		127,982
White Mountains Re Group, 6.375%, 03/20/17 (a)	USD	285,000		273,821
Total Finance				22,281,590
Industrials - 9.7%
Albertson’s, Inc., 7.450%, 08/01/29	USD	165,000		160,929
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		136,503
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		276,055
Bell Canada,
5.000%, 02/15/17	CAD	150,000		124,485
6.100%, 03/16/35	CAD	20,000		15,966
6.550%, 05/01/29 (a)	CAD	10,000		8,460
7.300%, 02/23/32	CAD	25,000		22,754
Bertelsmann AG, 3.625%, 10/06/15	EUR	180,000		217,879
Bite Finance International, 7.645%, 03/15/14, (09/15/07) (a) [6]	EUR	170,000		240,441

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 9.7% (continued)
Chesapeake Energy Corp.,
6.500%, 08/15/17	USD	30,000		$28,425
6.875%, 11/15/20	USD	160,000		153,200
Comcast Corp.,
6.450%, 03/15/37	USD	210,000		202,382
4.950%, 06/15/16	USD	570,000		522,904
Community Health Systems, 8.875%, 07/15/15 (a)	USD	225,000		228,094
Corning, Inc., 6.750%, 09/15/13	USD	125,000		131,404
Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	USD	160,000		161,200
CSX Corp., 6.000%, 10/01/36	USD	505,000		471,456
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		93,190
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15	USD	380,000		393,300
Edcon Proprietary Ltd., 7.395%, 06/15/14 (09/17/07) (a) [6]	EUR	440,000	[2]	586,587
France Telecom, 3.625%, 10/14/15	EUR	210,000		254,089
Georgia-Pacific Corp.,
7.125%, 01/15/17 (a)	USD	105,000		100,800
7.250%, 06/01/28	USD	160,000		147,200
Grupo Televida S.A., 8.490%, 05/11/37 (a)	MXN	5,900,000		552,406
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		50,125
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	120,000	[2]	116,400
Hospira, Inc.,
5.550%, 03/30/12	USD	230,000		227,997
6.050%, 03/30/17	USD	65,000		64,007
Host Marriott LP, 6.750%, 06/01/16	USD	65,000		63,700
K Hovnanian Enterprises, Inc.,
6.250%, 01/15/16	USD	145,000	[2]	123,250
6.375%, 12/15/14	USD	5,000		4,275
6.500%, 01/15/14	USD	5,000		4,425
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		120,300
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000		517,650
News America, Inc., 6.150%, 03/01/37 (a)	USD	420,000		387,168
Owens & Minor, Inc., 6.350%, 04/15/16	USD	530,000		521,902
Pemex Project Funding Master Trust, 6.625%, 04/04/10	USD	390,000		548,855
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000		36,000
7.250%, 02/15/11	USD	75,000	[2]	74,625
7.750%, 02/15/31	USD	65,000	[2]	61,262
Qwest Corp.,
6.875%, 09/15/33	USD	75,000	[2]	70,312
7.250%, 09/15/25	USD	5,000	[2]	4,988
Shaw Communications, 5.700%, 03/02/17	CAD	315,000		279,897
Sprint Nextel Corp., 6.000%, 12/01/16	USD	404,000		383,257
Stena AB, 7.000%, 12/01/16	USD	90,000		90,000
Telecom Italia Capital, 6.000%, 09/30/34	USD	95,000		85,588
Telecom Italia SpA, 6.375%, 11/15/33	USD	125,000		117,744
Telefonica Emisiones SAU, 6.221%, 07/03/17	USD	265,000		264,336
Time Warner, Inc.,
6.625%, 05/15/29	USD	310,000		300,992
6.950%, 01/15/28	USD	85,000		85,619
Union Pacifi c Corp., 5.375%, 06/01/33	USD	86,000		74,983

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 9.7% (continued)
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		$245,389
4.875%, 05/26/16	EUR	200,000		258,198
Total Industrials				10,413,353
Utilities - 1.4%
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000	[2]	195,250
National Grid PLC, 6.300%, 08/01/16	USD	250,000		254,562
Transporta De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000	[2]	520,425
TXU Corp.,
6.500%, 11/15/24	USD	405,000	[2]	334,877
6.550%, 11/15/34	USD	190,000	[2]	153,676
Total Utilities				1,458,790
Total Corporate Bonds (cost $34,443,052)				34,153,733
U.S. Government and Agency Obligations - 24.5%
Federal Home Loan Mortgage Corporation - 3.5%
FHLMC, 5.000%, 08/01/35	USD	1,422,627		1,337,003
FHLMC Gold Pool, 4.000%, 02/01/20	USD	57,497		53,421
FHLMC Gold Pool, 4.500%, 04/01/35	USD	266,163		242,889
FHLMC Gold Pool, 5.000%, 04/01/20 to 07/01/35	USD	1,303,851		1,230,359
FHLMC Gold Pool, 5.500%, 12/01/15	USD	801,319		795,079
FHLMC Gold Pool, 6.000%, 05/01/18 to 10/01/20	USD	67,594		67,910
FHLMC Gold Pool, 6.500%, 08/01/35 to 10/01/35	USD	64,444		65,198
Total Federal Home Loan Mortgage Corporation				3,791,859
Federal National Mortgage Association - 9.2%
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,144,683
FNMA, 2.290%, 02/19/09	USD	400,000		258,749
FNMA, 4.500%, 05/01/20 to 09/01/35	USD	362,103		347,335
FNMA, 5.000%, 10/01/19 to 03/01/37	USD	2,433,279		2,296,136
FNMA, 5.500%, 11/01/16 to 04/01/36	USD	4,230,344		4,091,798
FNMA, 6.000%, 06/01/17 to 05/01/35	USD	1,360,215		1,361,414
FNMA, 6.500%, 10/01/35 to 05/01/36	USD	108,556		109,991
FNMA Gold Pool, 6.000%, 10/01/20 to 04/01/35	USD	207,056		206,113
Total Federal National Mortgage Association				9,816,219
Government National Mortgage Association - 0.5%
GNMA, 5.500%, 11/20/34	USD	111,232		107,843
GNMA, 6.000%, 10/20/35	USD	35,395		35,226
GNMA, 6.500%, TBA	USD	455,000		462,821
Total Government National Mortgage Association				605,890
U.S. Treasury - 11.3%
USTB, 2.000%, 01/15/26	USD	556,887		504,418
USTB, 5.375%, 02/15/31	USD	705,000	[2]	723,947
USTN, 4.500%, 02/15/16 to 02/15/36	USD	2,375,000	[2]	2,277,420
USTN, 4.750%, 03/31/11 to 02/15/37	USD	7,025,000	[2]	6,947,360
USTN, 4.875%, 08/15/16	USD	1,065,000	[2]	1,051,937
USTN, 5.000%, 07/31/08	USD	525,000		524,836
Total U.S. Treasury				12,029,918
Total U.S. Government and Agency Obligations (cost $26,624,948)				26,243,886

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Asset-Backed Securities - 1.7%
Daimler Chrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	35,000	$34,750
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000	336,190
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	USD	385,000	380,725
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000	99,277
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000	324,871
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000	405,227
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39 [7]	USD	235,000	233,864
Total Asset-Backed Securities (cost $1,836,896)			1,814,904
Short-Term Investments - 24.1%
U.S. Government Agencies - 0.4%
FHLMC Discount Notes, 4.371%, 07/18/07 [4]	USD	455,000	453,969

		Shares
Other Investment Companies - 23.7% [1]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]		21,052,226	21,052,226
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%		4,230,314	4,230,314
Total Other Investment Companies			25,282,540
Total Short-Term Investments (cost $25,736,435)			25,736,509
Total Investments - 119.7% (cost $128,470,801)			127,948,303
Other Assets, less Liabilities - (19.7)%			(21,065,717)
Net Assets - 100%			$106,882,586

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$68,697,262	$19,592,304	($1,512,678)	$18,079,626
Managers AMG Essex Large Cap Growth	65,300,520	9,717,720	(594,153)	9,123,567
Small Company	39,885,860	9,391,821	(916,742)	8,475,079
International Equity	197,417,888	73,551,890	(3,874,440)	69,677,450
Emerging Markets Equity	135,992,743	70,967,972	(562,887)	70,405,085
Bond	1,841,711,140	23,549,734	(20,967,618)	2,582,116
Global Bond	128,472,828	1,092,353	(1,616,878)	(524,525)

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$1,046,061	0.4%
Emerging Markets Equity	6,348,368	3.3%
Bond	111,562,299	7.8%
Global Bond	8,754,317	8.2%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents the June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2007, amounting to:

Fund	Market Value	% of Net Assets
Value	$5,447,317	6.7%
Managers AMG Essex Large Cap Growth	9,213,490	14.2
Small Company	5,863,067	13.9
International Equity	13,729,104	5.4
Emerging Markets Equity	16,019,167	8.4
Bond	434,240,697	30.4
Global Bond	20,403,871	19.1

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

[4]	Represents yield to maturity at June 30, 2007.

[5]	Security is illiquid.

[6]	Floating Rate Security. The rate listed is as of June 30, 2007. Date in parenthesis represents the security’s next coupon rate reset.

[7]	Variable Rate Security. The rate listed is as of June 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
USTB:	United States Treasury Bond
USTN:	United States Treasury Note
GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
COP:	Columbian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
ISK:	Icelandic Krona
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysian Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
SEK:	Swedish Krona
SGD:	Singapore Dollar
THB:	Thailand Baht
UYU:	Uruguay Peso
ZAR:	South African Rand

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	Managers Value Fund	Managers AMG Essex Large Cap Growth Fund	Managers Small Company Fund
Assets:
Investments at value (including securities on loan valued at $5,447,317, $9,213,490, $5,863,067, $13,729,104, $16,019,167, $434,240,697 and $20,403,871, respectively)*	$86,776,888	$74,424,087	$48,360,939
Cash	—	51,851	—
Foreign currency**	—	—	—
Receivable for investments sold	207,741	2,106,370	—
Receivable for Fund shares sold	97,784	64,419	58,203
Unrealized gains on forward foreign currency contracts	—	—	—
Receivable for variation margin on futures	—	—	—
Dividends, interest and other receivables	69,680	39,984	22,820
Prepaid expenses	15,625	15,284	17,507
Total assets	87,167,718	76,701,995	48,459,469
Liabilities:
Payable to affiliate	—	356	—
Payable to Custodian	17,880	—	15,772
Payable for Fund shares repurchased	119,877	49,076	154,566
Payable upon return of securities loaned	5,605,658	9,599,839	5,996,774
Payable for investments purchased	—	1,919,576	77,852
Unrealized losses on forward foreign currency contracts	—	—	—
Other payables	—	—	—
Accrued expenses:
Investment advisory and management fees	48,759	43,748	30,432
Administrative fees	17,006	13,671	8,682
Other	62,877	59,936	42,472
Total liabilities	5,872,057	11,686,202	6,326,550
Net Assets	$81,295,661	$65,015,793	$42,132,919
Shares outstanding	2,749,787	2,061,797	3,168,781
Net asset value, offering and redemption price per share	$29.56	$31.53	$13.30
Net Assets Represent:
Paid-in capital	$56,685,134	$196,459,649	$32,499,780
Undistributed net investment income (loss)	334,429	(148,172)	30,383
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	5,221,833	(140,461,242)	1,076,522
Net unrealized appreciation (depreciation) of investments, futures and foreign currency contracts and translations	19,054,265	9,165,558	8,526,234
Net Assets	$81,295,661	$65,015,793	$42,132,919
	$67,722,623	$65,258,529	$39,834,705
	—	—	—

*	Investments at cost

**	Foreign currency at cost

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
$267,095,338	$206,397,828	$1,844,293,256	$127,948,303
—	—	1,239,479	—
1,059,750	1,034,994	17,532	2,127,910
3,050,385	224,172	—	45,676
223,433	133,147	5,007,775	121,351
6,114	—	—	17,595
11,694	—	—	—
575,260	735,691	20,520,381	1,482,307
21,360	26,417	106,315	15,781
272,043,334	208,552,249	1,871,184,738	131,758,923
—	—	—	15,293
324,094	285,807	—	2,064,041
216,016	110,284	1,530,040	51,448
14,203,201	17,731,244	438,950,824	21,052,226
1,328,553	128,854	1,915,963	1,538,472
2,355	—	—	—
6,479	—	56,856	13,108
187,644	170,835	702,672	52,826
52,123	38,263	283,704	17,609
233,896	203,168	191,716	71,314
16,554,361	18,668,455	443,631,775	24,876,337
$255,488,973	$189,883,794	$1,427,552,963	$106,882,586
3,452,960	6,673,215	58,242,147	5,035,037
$73.99	$28.45	$24.51	$21.23
$233,037,365	$105,988,297	$1,425,605,682	$104,467,338
(383,772)	679,851	(358,072)	1,655,705
(47,491,928)	12,681,791	(904,453)	1,234,102
70,327,308	70,533,855	3,209,806	(474,559)
$255,488,973	$189,883,794	$1,427,552,963	$106,882,586
$196,830,226	$135,980,444	$1,841,139,532	$128,470,801
$1,055,684	$1,032,440	—	$2,113,466

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2007 (unaudited)

	Managers Value Fund	Managers AMG Essex Large Cap Growth Fund	Managers Small Company Fund
Investment Income:
Dividend income	$805,201	$263,321	$302,075
Interest income	—	—	—
Foreign withholding tax	(7,514)	(2,337)	(512)
Securities lending fees	2,013	3,505	1,983
Total investment income	799,700	264,489	303,546
Expenses:
Investment management fees	301,117	262,246	177,757
Administrative fees	100,373	81,952	49,377
Transfer agent	33,942	40,352	20,531
Professional fees	21,302	19,384	13,507
Custodian	19,671	9,297	20,558
Registration fees	7,927	8,334	6,708
Reports to shareholders	4,329	4,502	409
Trustees fees and expenses	2,689	2,379	1,506
Miscellaneous	2,137	973	1,153
Total expenses before offsets	493,487	429,419	291,506
Expense (reimbursement) recoupment	(15,229)	(5,715)	(4,855)
Expense reductions	(12,987)	(11,043)	(13,488)
Net expenses	465,271	412,661	273,163
Net investment income (loss)	334,429	(148,172)	30,383
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment transactions	3,933,414	4,897,079	1,664,232
Net realized gain on futures contracts	—	—	—
Net realized gain (loss) on foreign currency contracts and transactions	—	—	—
Net unrealized appreciation (depreciation) of investments	187,244	391,706	2,505,548
Net unrealized appreciation of futures contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	—	—	—
Net realized and unrealized gain (loss)	4,120,658	5,288,785	4,169,780
Net Increase in Net Assets Resulting from Operations	$4,455,087	$5,140,613	$4,200,163

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
$3,699,776	$2,306,742	$1,151,156	$81,717
—	—	31,964,343	2,099,334
(352,804)	(184,350)	—	—
66,634	29,249	254,137	18,761
3,413,606	2,151,641	33,369,636	2,199,812
1,078,011	958,919	3,678,227	305,078
299,447	208,460	1,471,291	101,693
316,688	112,754	271,923	32,900
35,007	24,435	97,819	24,853
175,316	173,952	151,025	31,541
8,918	9,261	42,074	6,803
10,590	7,872	58,068	4,307
7,875	5,361	37,793	3,645
12,483	7,728	24,172	1,670
1,944,335	1,508,742	5,832,392	512,490
(210,518)	(36,046)	(1,527)	93,369
(3,815)	(906)	(4,554)	(500)
1,730,002	1,471,790	5,826,311	605,359
1,683,604	679,851	27,543,325	1,594,453
17,899,243	10,316,845	(145,277)	38,773
218,103	—	—	—
59,339	(53,191)	1,287,515	1,161,896
2,578,225	15,311,688	(21,623,282)	(2,106,048)
14,277	—	—	—
(31,238)	2,367	274,489	74,133
20,737,949	25,577,709	(20,206,555)	(831,246)
$22,421,553	$26,257,560	$7,336,770	$763,207

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and for the year ended December 31, 2006

	Managers Value Fund		Managers AMG Essex Large Cap Growth Fund		Managers Small Company Fund
	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$334,429	$853,565	($148,172)	($256,524)	$30,383	($268,690)
Net realized gain (loss) on investments, futures and foreign currency transactions	3,933,414	12,106,593	4,897,079	10,416,894	1,664,232	6,115,060
Net unrealized appreciation (depreciation) of investments and foreign currency translations	187,244	2,554,698	391,706	(5,161,247)	2,505,548	(1,903,333)
Net increase in net assets resulting from operations	4,455,087	15,514,856	5,140,613	4,999,123	4,200,163	3,943,037
Distributions to Shareholders:
From net investment income	—	(855,868)	—	—	—	—
From net realized gain on investments	—	(11,576,359)	—	—	—	—
Total distributions to shareholders	—	(12,432,227)	—	—	—	—
From Capital Share Transactions:
Proceeds from sale of shares	8,122,502	17,671,554	5,287,953	13,685,274	4,276,190	11,120,944
Reinvestment of dividends and distributions	—	12,291,981	—	—	—	—
Cost of shares repurchased	(12,198,237)	(76,772,986)	(11,411,978)	(57,562,905)	(4,781,476)	(13,619,300)
Net increase (decrease) from capital share transactions	(4,075,735)	(46,809,451)	(6,124,025)	(43,877,631)	(505,286)	(2,498,356)
Total increase (decrease) in net assets	379,352	(43,726,822)	(983,412)	(38,878,508)	3,694,877	1,444,681
Net Assets:
Beginning of period	80,916,309	124,643,131	65,999,205	104,877,713	38,438,042	36,993,361
End of period	$81,295,661	$80,916,309	$65,015,793	$65,999,205	$42,132,919	$38,438,042
End of period undistributed net investment income (loss)	$334,429	—	($148,172)	—	$30,383	—

Share Transactions:
Sale of shares	284,561	599,108	172,817	489,185	339,693	969,613
Reinvested shares	—	439,628	—	—	—	—
Shares repurchased	(426,897)	(2,601,246)	(372,742)	(2,000,828)	(380,782)	(1,172,425)
Net increase (decrease) in shares	(142,336)	(1,562,510)	(199,925)	(1,511,643)	(41,089)	(202,812)

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund		Managers Emerging Markets Equity Fund		Managers Bond Fund		Managers Global Bond Fund
2007	2006	2007	2006	2007	2006	2007	2006
$1,683,604	$1,524,445	$679,851	$1,168,431	$27,543,325	$26,026,961	$1,594,453	$1,395,617
18,176,685	36,194,122	10,263,654	15,879,607	1,142,238	(941,142)	1,200,669	(166,942)
2,561,264	15,368,505	15,314,055	22,158,611	(21,348,793)	19,897,379	(2,031,915)	2,281,029
22,421,553	53,087,072	26,257,560	39,206,649	7,336,770	44,983,198	763,207	3,509,704
—	(4,000,641)	—	(1,229,899)	(27,602,114)	(27,271,077)	—	(1,211,010)
—	—	—	(13,239,958)	—	—	—	(66,866)
—	(4,000,641)	—	(14,469,857)	(27,602,114)	(27,271,077)	—	(1,277,876)
28,325,320	48,510,526	44,011,559	39,305,219	649,620,758	569,632,303	60,128,145	19,531,900
—	3,476,492	—	13,851,717	26,326,261	25,707,360	—	1,252,232
(26,174,026)	(76,550,450)	(33,368,004)	(42,139,842)	(134,904,858)	(132,723,734)	(7,678,303)	(12,477,695)
2,151,294	(24,563,432)	10,643,555	11,017,094	541,042,161	462,615,929	52,449,842	8,306,437
24,572,847	24,522,999	36,901,115	35,753,886	520,776,817	480,328,050	53,213,049	10,538,265
230,916,126	206,393,127	152,982,679	117,228,793	906,776,146	426,448,096	53,669,537	43,131,272
$255,488,973	$230,916,126	$189,883,794	$152,982,679	$1,427,552,963	$906,776,146	$106,882,586	$53,669,537
($383,772)	($2,067,376)	$679,851	—	($358,072)	($299,283)	$1,655,705	$61,252

402,910	799,592	1,734,147	1,734,005	26,111,482	23,240,946	2,861,527	938,126
—	51,997	—	579,812	1,063,689	1,054,166	—	59,123
(375,084)	(1,265,801)	(1,319,332)	(1,886,659)	(5,439,040)	(5,476,071)	(362,142)	(597,455)
27,826	(414,212)	414,815	427,158	21,736,131	18,819,041	2,499,385	399,794

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers Value Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.98	$27.98	$29.73	$26.24	$20.69	$27.45
Income from Investment Operations:
Net investment income	0.12	0.27 [3]	0.23	0.17	0.11	0.15
Net realized and unrealized gain (loss) on investments	1.46	4.79	1.43	3.47	5.56	(6.65)
Total from investment operations	1.58	5.06	1.66	3.64	5.67	(6.50)
Less Distributions to Shareholders from:
Net investment income	—	(0.35)	(0.25)	(0.15)	(0.12)	(0.16)
Net realized gain on investments	—	(4.71)	(3.16)	—	—	(0.10)
Total distributions to shareholders	—	(5.06)	(3.41)	(0.15)	(0.12)	(0.26)
Net Asset Value, End of Period	$29.56	$27.98	$27.98	$29.73	$26.24	$20.69
Total Return [1]	5.65%[5]	18.08%	5.53%	13.87%	27.39%	(23.79)%
Ratio of net expenses to average net assets [1]	1.16%[6]	1.17%	1.18%	1.22%	1.27%	1.28%
Ratio of total expenses to average net assets [1,2]	1.23%[6]	1.23%	1.15%	1.38%	1.42%	1.35%
Ratio of net investment income to average net assets	0.83%[6]	0.90%	0.72%	0.62%	0.59%	0.60%
Portfolio turnover	17%[5]	32%	54%	39%	40%	53%
Net assets at end of period (000’s omitted)	$81,296	$80,916	$124,643	$119,547	$100,720	$48,001

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers AMG Essex Large Cap Growth Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.18	$27.79	$26.77	$25.46	$20.36	$29.29
Income from Investment Operations:
Net investment loss	(0.07)	(0.09)[3]	(0.07)[3]	(0.07)	(0.16)	(0.28)
Net realized and unrealized gain (loss) on investments	2.42	1.48	1.09	1.38	5.26	(8.65)
Total from investment operations	2.35	1.39	1.02	1.31	5.10	(8.93)
Net Asset Value, End of Period	$31.53	$29.18	$27.79	$26.77	$25.46	$20.36
Total Return [1]	8.05%[5]	4.96%	3.85%	5.14%	25.05%	(30.49)%
Ratio of net expenses to average net assets [1]	1.26%[6]	1.25%	1.28%	1.34%	1.33%	1.39%
Ratio of total expenses to average net assets [1,2]	1.31%[6]	1.32%	1.22%	1.47%	1.52%	1.43%
Ratio of net investment loss to average net assets	(0.45)%[6]	(0.33)%	(0.27)%	(0.26)%	(0.67)%	(1.07)%
Portfolio turnover	49%[5]	200%	97%	79%	109%	141%
Net assets at end of period (000’s omitted)	$65,016	$65,999	$104,878	$98,347	$110,903	$107,545

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers Small Company Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.97	$10.84	$10.36	$9.19	$6.40	$8.16
Income from Investment Operations:
Net investment income (loss)	0.01	(0.08)[3]	(0.08)[3]	(0.08)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.32	1.21	0.56	1.25	2.88	(1.63)
Total from investment operations	1.33	1.13	0.48	1.17	2.79	(1.76)
Net Asset Value, End of Period	$13.30	$11.97	$10.84	$10.36	$9.19	$6.40
Total Return [1]	11.11%[5]	10.42%	4.63%	12.73%	43.59%	(21.57)%
Ratio of net expenses to average net assets [1]	1.38%[6]	1.39%	1.45%	1.45%	1.45%	1.40%
Ratio of total expenses to average net assets [1,2]	1.47%[6]	1.54%	1.41%	1.43%	1.50%	1.70%
Ratio of net investment income (loss) to average net assets	0.15%[6]	(0.72)%	(0.82)%	(1.05)%	(1.20)%	(1.17)%
Portfolio turnover	23%[5]	126%	26%	18%	48%	134%
Net assets at end of period (000’s omitted)	$42,133	$38,438	$36,993	$27,629	$18,750	$12,610

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers International Equity Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$67.42	$53.76	$47.05	$41.13	$31.22	$37.61
Income from Investment Operations:
Net investment income	0.49	0.69	0.37	0.27	0.34	0.19
Net realized and unrealized gain (loss) on investments	6.08	14.15	6.83	5.96	10.04	(6.48)
Total from investment operations	6.57	14.84	7.20	6.23	10.38	(6.29)
Less Distributions to Shareholders from:
Net investment income	—	(1.18)	(0.49)	(0.31)	(0.47)	(0.10)
Total distributions to shareholders	—	(1.18)	(0.49)	(0.31)	(0.47)	(0.10)
Net Asset Value, End of Period	$73.99	$67.42	$53.76	$47.05	$41.13	$31.22
Total Return	9.74%[5]	27.63%	15.30%	15.17%	33.21%	(16.71)%
Ratio of net expenses to average net assets [1]	1.45%[6]	1.45%	1.45%	1.62%	1.72%	1.54%
Ratio of total expenses to average net assets [1,2]	1.62%[6]	1.47%	1.42%	1.70%	1.73%	1.56%
Ratio of net investment income to average net assets	1.41%[6]	0.70%	0.75%	0.57%	0.70%	0.54%
Portfolio turnover	52%[5]	70%	79%	93%	80%	132%
Net assets at end of period (000’s omitted)	$255,489	$230,916	$206,393	$234,061	$266,611	$362,561

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,

Managers Emerging Markets Equity Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$24.44	$20.10	$16.50	$13.26	$8.80	$9.56
Income from Investment Operations:
Net investment income	0.10	0.22	0.52	0.08	0.01	0.03
Net realized and unrealized gain (loss) on investments	3.91	6.66	4.84	3.74	4.50	(0.79)
Total from investment operations	4.01	6.88	5.36	3.82	4.51	(0.76)
Less Distributions to Shareholders from:
Net investment income	—	(0.22)	(0.55)	(0.06)	(0.05)	—
Net realized gain on investments	—	(2.32)	(1.21)	(0.52)	—	—
Total distributions to shareholders	—	(2.54)	(1.76)	(0.58)	(0.05)	—
Net Asset Value, End of Period	$28.45	$24.44	$20.10	$16.50	$13.26	$8.80
Total Return [1]	16.41%[5]	34.50%	32.53%	28.85%	51.20%	(7.95)%
Ratio of net expenses to average net assets [1]	1.77%[6]	1.76%	1.75%	1.85%	1.99%	1.97%
Ratio of total expenses to average net assets [1,2]	1.81%[6]	1.76%	1.72%	1.87%	1.97%	2.18%
Ratio of net investment income to average net assets	0.82%[6]	0.89%	0.59%	0.67%	0.08%	0.32%
Portfolio turnover	21%[5]	41%	35%	58%	79%	68%
Net assets at end of period (000’s omitted)	$189,884	$152,983	$117,229	$63,567	$36,728	$22,211

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers Bond Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$24.84	$24.11	$24.58	$24.58	$23.44	$22.32
Income from Investment Operations:
Net investment income	0.56	1.08	0.88	0.80	1.08	1.24
Net realized and unrealized gain (loss) on investments	(0.33)	0.75	(0.32)	0.30	1.40	1.12
Total from investment operations	0.23	1.83	0.56	1.10	2.48	2.36
Less Distributions to Shareholders from:
Net investment income	(0.56)	(1.10)	(0.88)	(0.93)	(1.11)	(1.24)
Net realized gain on investments	—	—	(0.15)	(0.17)	(0.23)	—
Total distributions to shareholders	(0.56)	(1.10)	(1.03)	(1.10)	(1.34)	(1.24)
Net Asset Value, End of Period	$24.51	$24.84	$24.11	$24.58	$24.58	$23.44
Total Return [1]	0.88%[5]	7.79%[4]	2.29%	5.14%	10.77%	10.98%
Ratio of net expenses to average net assets [1]	0.99%[6]	0.99%	0.99%	0.99%	0.99%	1.00%
Ratio of total expenses to average net assets [1,2]	0.99%[6]	1.02%	1.02%	1.06%	1.09%	1.17%
Ratio of net investment income to average net assets	4.68%[6]	4.52%	3.36%	3.65%	4.50%	5.55%
Portfolio turnover	11%[5]	46%	26%	16%	73%	24%
Net assets at end of period (000’s omitted)	$1,427,553	$906,776	$426,448	$259,210	$179,641	$128,341

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
Managers Global Bond Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$21.17	$20.19	$22.38	$22.19	$20.58	$17.97
Income from Investment Operations:
Net investment income	0.30	0.45	0.63	0.65	0.80	0.81
Net realized and unrealized gain (loss) on investments	(0.24)	1.05	(1.75)	1.49	3.43	2.57
Total from investment operations	0.06	1.50	(1.12)	2.14	4.23	3.38
Less Distributions to Shareholders from:
Net investment income	—	(0.49)	(0.77)	(1.34)	(2.09)	(0.55)
Net realized gain on investments	—	(0.03)	(0.30)	(0.61)	(0.53)	(0.22)
Total distributions to shareholders	—	(0.52)	(1.07)	(1.95)	(2.62)	(0.77)
Net Asset Value, End of Period	$21.23	$21.17	$20.19	$22.38	$22.19	$20.58
Total Return [1]	0.28%[5]	7.36%	(4.94)%	9.62%	20.69%	18.85%
Ratio of net expenses to average net assets [1]	1.19%[6]	1.19%	1.19%	1.29%	1.68%	1.55%
Ratio of total expenses to average net assets [1,2]	1.01%[6]	1.27%	1.26%	1.49%	1.68%	1.56%
Ratio of net investment income to average net assets	3.13%[6]	2.86%	2.38%	2.73%	3.48%	4.01%
Portfolio turnover	75%[5]	56%	64%	130%	152%	220%
Net assets at end of period (000’s omitted)	$106,883	$53,670	$43,131	$36,454	$32,307	$19,746

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)

[2]

Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

[5]	Not Annualized.

[6]	Annualized.

Notes to Financial Statements

June 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Value Fund (“Value”), Managers AMG Essex Large Cap Growth Fund (formerly Managers Capital Appreciation Fund) (“Essex Large Cap Growth”), Managers Small Company Fund (“Small Company”), Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), Managers Bond Fund (“Bond”) and Managers Global Bond Fund (“Global Bond”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2007, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Value - $12,539 or 0.03%: Essex Large Cap Growth - $10,683 or 0.03%,; Small Company - $13,223 or 0.07% and International Equity - $2,659 or 0.002%.

In addition, each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2007, the custodian expense was reduced as follows: International Equity - $221; Emerging Markets Equity - $337; and Bond - $748.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2007, overdraft fees for Essex Large Cap Growth and Global Bond equaled $473 and $288, respectively.

Notes to Financial Statements (continued)

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended June 30, 2007, the Funds’ portion of the transfer agent expense was reduced under this arrangement as follows: Essex Large Cap Growth - $360; Small Company - $265; Value - $448; International Equity - $935; Emerging Markets Equity - $569; Bond - $3,806 and Global Bond - $500.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least May 1, 2008, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) will be limited to the following amounts of the Fund’s average daily net assets: Small Company - 1.45%; Bond - 0.99%; and Global Bond - 1.19%. The Investment Manager has also contractually agreed, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) will be limited to 1.19%, 1.29%, 1.55% and 1.79%, on Value, Essex Large Cap Growth, International Equity, and Emerging Markets Equity, respectively, of each Fund’s average daily net assets, provided that the amount of fees waived, paid or reimbursed does not exceed 0.25% per annum of each Fund’s average daily net assets.

In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s total annual operating expenses do not exceed the contractual expense limitation amount. For the six months ended June 30, 2007, the following Funds made such repayments to the Investment Manager in the following amounts: Essex Large Cap Growth - $5,158; Bond - $12,020 and Global Bond - $78,076. At June 30, 2007, the cumulative amount of reimbursement by the Manager subject to repayment by Value, Essex Large Cap Growth, Small Company, International Equity, Emerging Markets Equity, Bond and Global Bond equaled $114,012, $42,244, $39,020, $85,518, $36,046, $362,233 and $26,782, respectively. For the six months ended June 30, 2007, the Investment Manager voluntarily waived $125,000 of expenses for International Equity which may not be recovered by the Investment Manager.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for all Funds except Bond. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of June 30, 2007, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Essex Large Cap Growth	$101,428,248	2009
	30,988,593	2010
	12,899,489	2011
Small Company	536,555	2010
International Equity	48,892,407	2010
	16,171,901	2011
Bond Fund	2,046,691	2014

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Value - one owns 10%; Essex Large Cap Growth - one owns 13%; International Equity - two collectively own 42%; Emerging Markets Equity – two collectively own 62%; Bond - two collectively own 34%. Transactions by these shareholders may have a material impact on the Funds.

h.	Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements (continued)

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2007, were as follows:

Fund	Investment Management Fee
Value	0.75%
Essex Large Cap Growth	0.80%
Small Company	0.90%
International Equity	0.90%
Emerging Markets Equity	1.15%
Bond	0.625%
Global Bond	0.70%

The Investment Manager of Global Bond has agreed to contractually waive a portion of its management fee for the Fund until at least March 1, 2008. For the six months ended June 30, 2007, the amount waived is $50,846 or 0.10%.

The Trust has entered into an Administration and Shareholder Servicing Agreement (“Administration Agreement”) under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond, pay a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets. Global Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $10,000 per year. The Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2007, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Value	$13,753,508	$18,440,779	N/A	N/A
Essex Large Cap Growth	31,749,526	40,101,803	N/A	N/A
Small Company	8,988,919	9,732,815	N/A	N/A
International Equity	119,555,172	120,759,886	N/A	N/A
Emerging Markets Equity	42,180,362	33,897,089	N/A	N/A
Bond	677,847,658	125,607,795	$313,078,370	$109,103,936
Global Bond	124,412,997	71,748,208	21,868,135	13,660,161

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”) (Bond Fund)

The net asset value of Bond Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Notes to Financial Statements (continued)

The Funds, except Value, Essex Large Cap Growth, and Small Company, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2007 were as follows:

Foreign Currency	Position	Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/ (Loss)
International Equity Fund
Canadian Dollar	Short	7/5/07	($256,382)	($257,683)	$1,301
Canadian Dollar	Short	7/5/07	(318,429)	(318,296)	(133)
euro-dollar Contracts	Short	7/3/07	(183,119)	(181,639)	(1,480)
euro-dollar Contracts	Short	7/5/07	(105,712)	(105,708)	(4)
Pound Sterling	Short	7/3/07	(186,743)	(186,118)	(625)
Pound Sterling	Short	7/5/07	(289,533)	(289,420)	(113)
Japanese Yen	Short	7/2/07	(323,611)	(325,249)	1,638
euro-dollar Contracts	Long	7/2/07	49,099	48,796	303
Pound Sterling	Long	7/2/07	445,949	443,701	2,248
Swedish Krona	Long	7/3/07	225,315	224,691	624

		7/12/07	($943,166)	($946,925)	$3,759

Foreign Currency	Position	Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/ (Loss)
Global Bond Fund
Colombian Peso	Short	9/6/07	($337,996)	($355,591)	$17,595

Notes to Financial Statements (continued)

9.	Futures Contracts Held

International Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. Cash pledged to cover margin requirements for the open futures positions at June 30, 2007, amounted to $83,200. International Equity had the following open futures contracts as of June 30, 2007:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Euro	27	Long	9/21/07	$30,920

10.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109) the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for each Fund’s fiscal year ended December 31, 2007. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers AMG Essex Large Cap Growth Fund (the “Fund”) and the Subadvisory Agreement with the Fund’s Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the S&P 500 Index, for all such periods. The Trustees took into account management’s discussion of the reasons for the Fund’s performance, including that the market environment in certain years has been particularly difficult in light of the Fund’s focus on growth companies. In addition, the Trustees noted that the Fund’s year-to-date and 10-year performance has been satisfactory. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the subadvisory fee out of the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

Annual Renewal of Investment Advisory Agreements (continued)

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.29%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

MANAGERS VALUE FUND, MANAGERS BOND FUND, MANAGERS EMERGING MARKETS EQUITY FUND, MANAGERS SMALL COMPANY FUND, MANAGERS GLOBAL BOND FUND, MANAGERS INTERNATIONAL EQUITY FUND:

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by a Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s

Annual Renewal of Investment Advisory Agreements (continued)

compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance. As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisors are not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS VALUE FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was below the median performance of the Peer Group for all such periods and below, above, below and above, respectively, the performance of the Fund Benchmark, which is the S&P 500 Index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than and equal to the average, respectively, for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.19%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS BOND FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, which is the Lehman Brothers Government/Credit Index, for all such periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 0.99%. The Trustees concluded that, in light of the nature, extent and quality of the

Annual Renewal of Investment Advisory Agreements (continued)

services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS EMERGING MARKETS EQUITY FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 and for the period from inception of the Fund in February 1998 through March 31, 2007 was above the median performance of the Peer Group for all such periods and above, below, below and above, respectively, the performance of the Fund Benchmark, which is the MSCI Emerging Markets Index, for such periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.79%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS SMALL COMPANY FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 and for the period from inception of the Fund in June 2000 through March 31, 2007 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, which is the Russell 2000 Index, for all such periods. The Trustees took into account management’s discussion of the reasons for the Fund’s performance.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.45%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS GLOBAL BOND FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above the median performance of the Peer Group for all such periods and above, above, above and below, respectively, the performance of the Fund Benchmark, which is the Lehman Brothers Global Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.19%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS INTERNATIONAL EQUITY FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Index, for all such periods. The Trustees took into account management’s discussion of the reasons for the Fund’s performance.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.55%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

*     *     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each of the Fund’s Subadvisors.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc. Kalmar

Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	September 4, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 4, 2007